UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)
Common Stocks – 65.0% of Net Assets
	Belgium – 1.8%
248,765	Anheuser-Busch InBev S.A.	$26,330,283

	Canada – 1.0%
310,300	CGI Group, Inc., Class A(b)	14,892,736

	China – 2.7%
447,440	Alibaba Group Holding Ltd., Sponsored ADR(b)	39,289,707

	France – 1.9%
289,214	Thales S.A.	28,019,253

	Hong Kong – 2.0%
5,270,400	AIA Group Ltd.	29,523,933

	India – 1.4%
590,922	HCL Technologies Ltd.	7,195,333
686,492	HDFC Bank Ltd.	13,329,998

		20,525,331

	Ireland – 1.6%
195,086	Accenture PLC, Class A	22,850,423

	Italy – 1.1%
305,851	Luxottica Group SpA	16,438,401

	Japan – 0.9%
430,287	Nomura Research Institute Ltd.	13,077,111

	Sweden – 2.1%
892,806	Assa Abloy AB	16,520,152
468,266	Atlas Copco AB, A Shares	14,205,575

		30,725,727

	Switzerland – 4.9%
135,502	Dufry AG, (Registered)(b)	16,866,472
23,773	Geberit AG, (Registered)	9,517,679
454,516	Nestle S.A., (Registered)	32,560,420
52,143	Roche Holding AG	11,886,131

		70,830,702

	United Kingdom – 3.3%
2,946,356	ITV PLC	7,480,812
8,072,982	Legal & General Group PLC	24,593,322
445,572	London Stock Exchange Group PLC	15,925,225

		47,999,359

	United States – 40.3%
23,085	Alphabet, Inc., Class C(b)	17,817,465
39,263	Alphabet, Inc., Class A(b)	31,113,964
23,631	Amazon.com, Inc.(b)	17,720,178

Shares	Description	Value (†)
Common Stocks – continued
United States – continued
48,147	AutoZone, Inc.(b)	$38,026,019
403,165	Comcast Corp., Class A	27,838,543
265,634	CVS Health Corp.	20,961,179
670	Dex Media, Inc.(b)(c)	1,608
50,040	EOG Resources, Inc.	5,059,044
326,224	Facebook, Inc., Class A(b)	37,532,071
116,288	FactSet Research Systems, Inc.	19,004,948
109,692	Goldman Sachs Group, Inc. (The)	26,265,749
1,269	Halcon Resources Corp.(b)	11,852
783	Hawaiian Telcom Holdco, Inc.(b)	19,403
212,614	LyondellBasell Industries NV, Class A	18,238,029
101,932	M&T Bank Corp.	15,945,223
425,226	Marriott International, Inc., Class A	35,157,686
34,137	Mettler-Toledo International, Inc.(b)	14,288,383
673,171	Newell Brands, Inc.	30,057,085
14,975	Priceline Group, Inc. (The)(b)	21,954,249
158,767	Roper Technologies, Inc.	29,067,062
177,739	S&P Global, Inc.	19,114,052
146,321	Schlumberger Ltd.	12,283,648
124,850	Sherwin-Williams Co. (The)	33,552,189
287,952	Texas Instruments, Inc.	21,011,857
168,475	TransDigm Group, Inc.	41,943,536
87,297	Travelers Cos., Inc. (The)	10,686,899
180,678	UnitedHealth Group, Inc.	28,915,707
238,109	Wells Fargo & Co.	13,122,187

		586,709,815

	Total Common Stocks (Identified Cost $813,733,781)	947,212,781

Principal Amount (‡)
Bonds and Notes – 33.1%
Non-Convertible Bonds – 32.1%
	Argentina – 0.4%
$775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	845,548
535,000	Republic of Argentina, 6.875%, 4/22/2021, 144A	571,401
1,390,000	Republic of Argentina, 7.625%, 4/22/2046, 144A	1,390,709
382,136	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	410,796
565,000	YPF S.A., 8.500%, 3/23/2021, 144A	607,375
1,755,000	YPF S.A., 8.750%, 4/04/2024, 144A	1,819,058

		5,644,887

	Australia – 0.1%
970,000	Commonwealth Bank of Australia, 1.375%, 9/06/2018, 144A(d)	963,661
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A	631,080

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Australia – continued
$110,000		Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	$118,341
95,000		Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	91,523

			1,804,605

		Belgium – 0.1%
1,040,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 2/01/2023(d)	1,058,441
350,000		Anheuser-Busch InBev SA/NV, EMTN, 6.500%, 6/23/2017, (GBP)(d)	442,832
440,000		Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	447,697

			1,948,970

		Brazil – 1.1%
600,000		Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	601,242
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	842,000
8,500	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	2,303,908
2,250	(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	646,905
8,815	(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,476,873
2,300,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(d)	660,737
1,000,000		CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	830,100
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	380,690
1,465,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025(d)	1,456,210
800,000		Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	820,400
226,000		GTL Trade Finance, Inc., 5.893%, 4/29/2024, 144A	224,870
915,000		Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	917,288
1,825,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	1,594,502
1,095,000		Petrobras Global Finance BV, 5.375%, 1/27/2021	1,070,910
300,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	257,460
500,000		Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	480,000
850,000		Vale S.A., 5.625%, 9/11/2042	752,250

			16,316,345

		Canada – 2.4%
495,000		Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(d)	507,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – continued
$815,000	Bank of Montreal, 1.750%, 6/15/2022, 144A(d)	$790,901
23,960,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(d)	18,270,024
970,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(d)	960,768
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(d)	995,694
6,165,000	Province of Ontario Canada, 1.250%, 6/17/2019(d)	6,089,312
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(d)	7,176,463
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)(d)	487,083

		35,277,620

	Chile – 0.5%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A(d)	1,457,540
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	208,068
600,000	Chile Government International Bond, 3.125%, 1/21/2026(d)	591,000
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(d)	471,234
1,160,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(d)	1,177,571
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	267,911
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(d)	804,316
550,000	Itau CorpBanca, 3.125%, 1/15/2018(d)	555,478
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(d)	1,123,862

		6,656,980

	China – 0.1%
800,000	Baidu, Inc., 2.250%, 11/28/2017(d)	801,928
700,000	Baidu, Inc., 3.250%, 8/06/2018(d)	711,822
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(d)	418,009

		1,931,759

	Colombia – 0.4%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	539,738
610,000	Ecopetrol S.A., 4.125%, 1/16/2025	571,265
600,000	Ecopetrol S.A., 5.375%, 6/26/2026	597,000
490,000	Ecopetrol S.A., 5.875%, 5/28/2045	423,360

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Colombia – continued
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	$418,803
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(d)	696,837
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	69,118
6,150,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(d)	2,104,769

		5,420,890

	Dominican Republic – 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,359,607
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	477,551

		1,837,158

	France – 0.3%
970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(d)	952,443
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	443,062
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	15,488
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)(d)	297,832
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500%, (GBP)(e)	480,534
735,000	Danone S.A., 1.691%, 10/30/2019, 144A	725,798
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(d)	1,021,027
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750%, (EUR)(e)	512,509

		4,448,693

	Germany – 0.2%
470,000	Commerzbank AG, EMTN, 4.000%, 3/23/2026, (EUR)	507,921
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(d)	666,366
200,000	Schaeffler Finance BV, 3.250%, 5/15/2025, (EUR)	223,692
800,000	Vonovia Finance BV, EMTN, 1.500%, 6/10/2026, (EUR)	839,264
300,000	ZF North America Capital, Inc., 2.750%, 4/27/2023, (EUR)	332,817

		2,570,060

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(d)	342,632

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Hong Kong – continued
$400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A(d)	$400,196

		742,828

	Hungary – 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024	1,449,700
980,000	Hungary Government International Bond, 5.750%, 11/22/2023(d)	1,086,575

		2,536,275

	Iceland – 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A(d)	1,140,560

	India – 0.3%
550,000	Axis Bank Ltd., 3.250%, 5/21/2020, 144A	551,979
990,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A(d)	1,036,961
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,403,448
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A(d)	810,826
700,000	State Bank of India, 4.125%, 8/01/2017, 144A	708,131

		4,511,345

	Indonesia – 0.6%
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	297,251
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	281,018
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	63,175
11,640,000,000	Indonesia Government International Bond, Series FR53, 8.250%, 7/15/2021, (IDR)	885,150
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	765,530
24,000,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(d)	1,795,658
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(d)	1,059,698
15,250,000,000	Indonesia Treasury Bond, 8.375%, 9/15/2026, (IDR)	1,162,498
795,000	Perusahaan Listrik Negara PT, 5.250%, 10/24/2042, 144A	701,588
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	598,435
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	543,874
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	504,500

		8,658,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Italy – 0.4%
100,000	Buzzi Unicem SpA, 2.125%, 4/28/2023, (EUR)	$106,910
440,000	Italy Buoni Poliennali Del Tesoro, 1.500%, 6/01/2025, (EUR)(d)	460,821
2,080,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(d)	2,350,661
2,295,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/01/2023, 144A, (EUR)(d)	2,977,577

		5,895,969

	Japan – 0.3%
900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.700%, 3/05/2018, 144A(d)	897,109
940,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 2.150%, 9/14/2018, 144A(d)	940,775
540,000	Nissan Motor Acceptance Corp., 2.000%, 3/08/2019, 144A(d)	538,234
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(d)	1,176,026
850,000	SoftBank Group Corp., 4.500%, 4/15/2020, 144A	871,250

		4,423,394

	Kazakhstan – 0.0%
475,000	Tengizchevroil Finance Co. International Ltd., 4.000%, 8/15/2026, 144A	445,645

	Korea – 0.6%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(d)	435,159
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A(d)	606,052
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A(d)	601,687
400,000	Korea Development Bank (The), 4.625%, 11/16/2021(d)	433,296
630,000	Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(d)	469,947
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A(d)	401,507
2,589,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(d)	2,161,929
670,000	KT Corp., 2.500%, 7/18/2026, 144A(d)	619,083
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(d)	1,143,022
950,000	Shinhan Bank, 2.250%, 4/15/2020, 144A(d)	935,978
770,000	Shinhan Bank, 3.875%, 3/24/2026, 144A(d)	749,081
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(d)	175,832

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Korea – continued
$200,000		Woori Bank, 5.875%, 4/13/2021, 144A(d)	$219,638

			8,952,211

		Luxembourg – 0.1%
430,000		INEOS Group Holdings S.A., 5.750%, 2/15/2019, (EUR)	461,647
500,000		Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	506,250

			967,897

		Mexico – 1.2%
770,000		America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	814,552
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(d)	437,176
675,000		Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	631,969
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A(d)	298,500
1,150,000		Cemex Finance LLC, 6.000%, 4/01/2024, 144A	1,181,625
300,000		Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	323,690
505,000		Cemex SAB de CV, 5.700%, 1/11/2025, 144A	508,788
200,000		Cemex SAB de CV, 7.750%, 4/16/2026, 144A	221,500
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(d)	836,400
400,000		Grupo Televisa SAB, 5.000%, 5/13/2045	339,436
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(d)	358,206
270,000	(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	1,155,677
1,150,000	(††††)	Mexican Fixed Rate Bonds, Series M-30, 10.000%, 11/20/2036, (MXN)(d)	6,744,367
920,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	819,950
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(d)	172,774
1,020,000		Mexico Government International Bond, 4.125%, 1/21/2026(d)	1,011,840
780,000		Petroleos Mexicanos, 4.250%, 1/15/2025(d)	717,132
625,000		Petroleos Mexicanos, 5.625%, 1/23/2046(d)	518,750
135,000	(††††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(d)	532,357

			17,624,689

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Morocco – 0.1%
$965,000	OCP S.A., 4.500%, 10/22/2025, 144A(d)	$921,940
590,000	OCP S.A., 6.875%, 4/25/2044, 144A	593,024

		1,514,964

	Netherlands – 0.2%
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 7/01/2022	154,500
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(d)	893,586
675,000	ING Bank NV, 1.650%, 8/15/2019, 144A(d)	665,870
525,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	511,770

		2,225,726

	New Zealand – 0.4%
2,910,598	New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)(d)	2,225,733
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(d)	1,719,914
2,590,000	New Zealand Government Bond, 5.500%, 4/15/2023, (NZD)(d)	2,058,244

		6,003,891

	Norway – 0.2%
13,275,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(d)	1,595,887
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(d)	1,734,321

		3,330,208

	Panama – 0.1%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(d)	682,849
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A(d)	301,113

		983,962

	Paraguay – 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	814,000
572,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	582,010

		1,396,010

	Peru – 0.2%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(d)	571,897
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(d)	1,034,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Peru – continued
$1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	$1,086,750

		2,692,897

	Philippines – 0.0%
175,000	PLDT, Inc., EMTN, 8.350%, 3/06/2017(d)	176,531

	Poland – 0.3%
17,080,000	Poland Government International Bond, 4.000%, 10/25/2023, (PLN)(d)	4,244,847
3,210,000	Poland Government International Bond, 5.500%, 10/25/2019, (PLN)(d)	831,832

		5,076,679

	Portugal – 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	408,768
225,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	232,408

		641,176

	Romania – 0.0%
410,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	442,905

	Russia – 0.2%
72,000,000	Russian Federal Bond – OFZ, Series 6207, 8.150%, 2/03/2027, (RUB)	1,168,999
63,000,000	Russian Federal Bond – OFZ, Series 6208, 7.500%, 2/27/2019, (RUB)	1,015,240

		2,184,239

	Singapore – 0.2%
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(d)	495,044
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(d)	2,017,478

		2,512,522

	South Africa – 0.2%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	852,066
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	540,925
15,980,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(d)	951,808

		2,344,799

	Spain – 0.4%
800,000	Gas Natural Fenosa Finance BV, (fixed rate to 4/24/2024, variable rate thereafter), 3.375%, (EUR)(e)	786,692
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(d)	779,662

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Spain – continued
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(d)	$468,509
1,825,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(d)	2,156,804
800,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(d)	1,040,916
195,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	204,581

		5,437,164

	Supranationals – 0.3%
455,000	Banque Quest Africaine de Developpement, 5.500%, 5/06/2021, 144A	468,768
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A(d)	841,050
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(d)	1,182,859
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(d)	822,196
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(d)	1,072,109

		4,386,982

	Sweden – 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(d)	325,964

	Switzerland – 0.1%
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(d)	1,032,903
740,000	Holcim Finance Luxembourg S.A., EMTN, 2.250%, 5/26/2028, (EUR)	814,588
200,000	LafargeHolcim Finance U.S. LLC, 3.500%, 9/22/2026, 144A	194,248

		2,041,739

	Thailand – 0.1%
1,010,000	Siam Commercial Bank PCL, 3.500%, 4/07/2019, 144A(d)	1,036,207
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A(d)	949,196

		1,985,403

	Trinidad – 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	403,496

	Turkey – 0.1%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	758,672

	United Arab Emirates – 0.1%
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A	861,730

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – 0.7%
$600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	$600,000
1,100,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 6.625% (e)	1,030,009
400,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 7.000% , (GBP)(e)	467,545
585,000	BP Capital Markets PLC, 3.216%, 11/28/2023	590,844
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026	302,227
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875% (e)	596,075
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(d)	418,047
150,000	Imperial Brands Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	203,204
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(d)	407,060
1,020,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500% (e)	1,050,600
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	558,095
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(d)	1,173,735
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500% (e)	900,039
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(d)	342,650
250,000	Standard Chartered PLC, EMTN, (fixed rate to 10/21/2020, variable rate thereafter), 4.000%, 10/21/2025, (EUR)(d)	272,276
600,000	United Kingdom Gilt, 2.000%, 9/07/2025, (GBP)(d)	794,602
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	141,292
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)(d)	124,799

		9,973,099

	United States – 18.5%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	17,920
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,892,581
45,000	AECOM, 5.750%, 10/15/2022	47,565
45,000	AECOM, 5.875%, 10/15/2024	48,042
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,723,536
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	7,930,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	758,037

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$129,000	Ally Financial, Inc., 8.000%, 12/31/2018	$140,771
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,004,342
2,686,371	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,753,531
170,098	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	173,956
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	6,076,383
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	281,865
400,000	Antero Resources Corp., 5.125%, 12/01/2022	404,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	178,938
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	3,132,675
1,000,000	Arconic, Inc., 5.125%, 10/01/2024	1,025,000
305,000	Arconic, Inc., 5.400%, 4/15/2021	323,300
975,000	Arconic, Inc., 5.900%, 2/01/2027	1,016,437
3,073,000	Arconic, Inc., 5.950%, 2/01/2037	2,989,261
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,455,373
3,960,000	AT&T, Inc., 4.125%, 2/17/2026	4,009,761
495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	457,256
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,068,375
95,000	Avon Products, Inc., 8.950%, 3/15/2043	83,363
200,000	Bank of America Corp., 5.490%, 3/15/2019	212,169
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,165,199
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	116,392
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	50,750
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	15,011
71,000	California Resources Corp., 5.500%, 9/15/2021	55,735
10,000	California Resources Corp., 6.000%, 11/15/2024	7,338
625,000	California Resources Corp., 8.000%, 12/15/2022, 144A	556,250
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,099,737

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$510,000	CenturyLink, Inc., 7.650%, 3/15/2042	$446,250
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	49,775
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	527,862
1,025,000	Chemours Co. (The), 6.625%, 5/15/2023	1,014,750
190,000	Chemours Co. (The), 7.000%, 5/15/2025	187,150
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,929,125
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	296,100
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	482,625
190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	191,900
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	95,000
7,030,000	Chesapeake Energy Corp., 8.000%, 12/15/2022, 144A	7,583,612
780,000	Chevron Corp., 2.419%, 11/17/2020(d)	785,554
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,700,315
525,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	555,187
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	507,909
2,913,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	2,911,165
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	161,394
480,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	476,400
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	281,298
75,986	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020	78,076
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,045,200
255,000	Continental Resources, Inc., 3.800%, 6/01/2024	235,238
50,000	Continental Resources, Inc., 4.500%, 4/15/2023	49,000
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	349,304
1,335,000	CSC Holdings LLC, 10.875%, 10/15/2025, 144A	1,586,981
155,000	Cummins, Inc., 5.650%, 3/01/2098	159,956
260,000	Delphi Automotive PLC, 1.600%, 9/15/2028, (EUR)	264,512

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$160,460	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	$184,336
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,192,386
475,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	514,566
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	43,765
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	56,726
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,271
300,000	Discovery Communications LLC, 1.900%, 3/19/2027, (EUR)	305,410
395,000	DISH DBS Corp., 5.000%, 3/15/2023	393,025
1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	1,538,355
315,000	DPL, Inc., 6.750%, 10/01/2019	320,513
310,000	DR Horton, Inc., 4.375%, 9/15/2022	315,425
235,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	257,619
600,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	668,952
575,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	713,199
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	437,318
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	175,875
25,000	Ford Motor Co., 6.375%, 2/01/2029	28,517
50,000	Ford Motor Co., 6.625%, 2/15/2028	56,653
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,474,760
40,000	Ford Motor Co., 7.125%, 11/15/2025	47,331
530,000	Ford Motor Co., 7.400%, 11/01/2046	692,663
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,031
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,935,800
1,600,000	Ford Motor Credit Co. LLC, 3.588%, 6/02/2020, (AUD)(d)	1,156,857
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,039,230
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(f)(g)	1,005,759
2,370,000	Freeport-McMoRan, Inc., 3.875%, 3/15/2023(d)	2,174,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$210,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	$176,400
2,475,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	2,048,112
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	733,087
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	578,200
205,000	FTS International, Inc., 6.250%, 5/01/2022	169,125
275,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	268,950
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	50,674
740,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000% (d)(e)	767,898
115,000	General Motors Co., 5.200%, 4/01/2045	110,850
195,000	General Motors Co., 6.750%, 4/01/2046	228,675
5,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/2018	5,005,345
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	237,344
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	971,704
170,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	138,550
500,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	412,500
215,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	172,000
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,400,448
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	131,920
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	242,259
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	466,724
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)(d)	608,403
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,833,974
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,212,475
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	174,900
70,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.793%, 8/10/2045(h)	69,147
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,076,250
20,000	HCA, Inc., 4.750%, 5/01/2023	20,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$225,000	HCA, Inc., 7.050%, 12/01/2027	$230,625
820,000	HCA, Inc., 7.500%, 11/06/2033	869,200
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,631,250
395,000	HCA, Inc., 8.360%, 4/15/2024	448,325
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	210,113
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	79,313
855,000	Hecla Mining Co., 6.875%, 5/01/2021	874,237
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	494,949
310,000	Hexion, Inc., 7.875%, 2/15/2023(c)(f)	124,000
470,000	Highwoods Realty LP, 5.850%, 3/15/2017	473,974
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	503,794
955,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(d)	865,325
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	466,312
640,000	International Lease Finance Corp., 5.875%, 8/15/2022	694,400
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,343,750
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	738,589
145,000	iStar, Inc., 4.875%, 7/01/2018	144,819
3,460,000	iStar, Inc., 5.000%, 7/01/2019	3,472,975
70,000	iStar, Inc., 5.850%, 3/15/2017	70,315
200,000	iStar, Inc., 7.125%, 2/15/2018	206,000
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	40,380
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,100
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,091,249
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(f)(g)	11,250
110,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	93,225
165,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	126,638
1,665,000	KB Home, 8.000%, 3/15/2020	1,831,500

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		United States – continued
$2,805,000		Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	$3,162,637
190,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	190,000
140,000		Level 3 Communications, Inc., 5.750%, 12/01/2022	143,850
330,000		Level 3 Financing, Inc., 5.125%, 5/01/2023	331,238
760,000		Level 3 Financing, Inc., 5.375%, 5/01/2025	775,200
20,000		Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	17,879
165,000		Masco Corp., 6.500%, 8/15/2032	178,962
865,000		Masco Corp., 7.750%, 8/01/2029	1,058,638
410,000		Micron Technology, Inc., 5.250%, 8/01/2023, 144A	411,537
965,000		Micron Technology, Inc., 5.500%, 2/01/2025	960,175
1,230,000		Micron Technology, Inc., 5.625%, 1/15/2026, 144A	1,219,237
1,430,000		Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,476,475
825,000		Morgan Stanley, 2.125%, 4/25/2018	828,287
220,000		Morgan Stanley, 2.500%, 1/24/2019	222,313
450,000		Morgan Stanley, 3.750%, 2/25/2023	462,215
725,000		Morgan Stanley, 5.750%, 1/25/2021	804,443
3,150,000		Morgan Stanley, MTN, 4.100%, 5/22/2023	3,233,544
600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	717,037
25,000		MPLX LP, 4.500%, 7/15/2023	25,390
95,000		MPLX LP, 4.875%, 6/01/2025	97,674
3,000,000		Navient Corp., 5.000%, 10/26/2020	3,060,000
95,000		Navient Corp., 5.875%, 10/25/2024	90,250
1,600	(†††††)	Navient Corp., 6.000%, 12/15/2043	35,408
715,000		Navient Corp., MTN, 6.125%, 3/25/2024	694,444
10,000		Navient Corp., Series A, MTN, 5.000%, 6/15/2018	10,000
175,000		Navient LLC, 4.875%, 6/17/2019	181,125
915,000		Navient LLC, 5.500%, 1/25/2023	887,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$40,000	Navient LLC, MTN, 4.625%, 9/25/2017	$ 40,650
60,000	Navient LLC, MTN, 5.500%, 1/15/2019	62,250
415,000	Navient LLC, MTN, 7.250%, 1/25/2022	439,381
2,560,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(f)(g)	2,112,000
360,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	387,900
4,457,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,211,865
525,000	New Albertson’s, Inc., 7.750%, 6/15/2026	520,406
5,710,000	New Albertson’s, Inc., 8.000%, 5/01/2031	5,467,325
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	2,120,550
1,265,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,132,175
365,000	Newell Brands, Inc., 4.000%, 12/01/2024	373,299
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	67,763
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	21,200
1,019,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,054,879
135,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	138,375
220,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	225,500
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	2,235,802
420,000	Old Republic International Corp., 4.875%, 10/01/2024	437,600
3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,961,186
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	27,796
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	57,063
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	146,650
535,000	Owens Corning, 7.000%, 12/01/2036	634,325
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,987,237
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	518,400
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	783,037
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	244,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$285,000	QEP Resources, Inc., 5.250%, 5/01/2023	$285,713
145,000	QEP Resources, Inc., 5.375%, 10/01/2022	145,363
65,000	QEP Resources, Inc., 6.875%, 3/01/2021	69,063
255,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	247,988
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,416,769
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	589,875
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	414,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	54,600
476,000	Qwest Corp., 6.875%, 9/15/2033	454,490
115,000	Qwest Corp., 7.250%, 9/15/2025	123,366
37,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	37,185
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	198,750
230,000	Range Resources Corp., 4.875%, 5/15/2025	222,813
850,000	Range Resources Corp., 5.000%, 8/15/2022, 144A	844,687
220,000	Range Resources Corp., 5.000%, 3/15/2023, 144A	217,800
1,075,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,139,177
230,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	237,475
665,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	711,550
20,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	21,400
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(d)	961,397
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,688
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	660,800
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	442,050
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	794,200
2,675,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,695,062
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	348,150
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	135,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$ 2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	$2,319,637
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,464,000
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,732,900
120,000	Sprint Corp., 7.125%, 6/15/2024	123,600
2,840,000	Sprint Corp., 7.875%, 9/15/2023	3,031,700
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,939,100
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	678,375
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,463,962
520,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	507,000
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	88,250
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,048,900
820,000	Textron, Inc., 5.950%, 9/21/2021	912,695
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	81,509
565,000	Time Warner Cable LLC, 5.250%, 7/15/2042, (GBP)(d)	800,170
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	86,412
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026, 144A	2,118,423
171,000	TransDigm, Inc., 6.500%, 7/15/2024	178,909
185,000	TransDigm, Inc., 6.500%, 5/15/2025	193,788
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,798,300
90,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	91,575
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,150
870,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	854,775
2,067,261	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(i)	1,999,043
3,330,000	U.S. Treasury Note, 0.750%, 9/30/2018(j)	3,307,496
5,205,000	U.S. Treasury Note, 0.875%, 6/15/2019	5,150,509
4,740,000	U.S. Treasury Note, 1.750%, 11/30/2021	4,704,635
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	658,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$ 2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	$2,998,800
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,766,750
106,000	United Rentals North America, Inc., 7.625%, 4/15/2022	111,565
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,673,250
690,000	United States Steel Corp., 7.375%, 4/01/2020	740,025
770,000	United States Steel Corp., 7.500%, 3/15/2022	795,025
108,330	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	120,787
56,645	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	62,876
405,224	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	429,537
230,000	USG Corp., 8.250%, 1/15/2018	243,513
25,000	Viacom, Inc., 4.375%, 3/15/2043	19,914
180,000	Viacom, Inc., 4.850%, 12/15/2034	160,465
395,000	Viacom, Inc., 5.250%, 4/01/2044	359,348
145,000	Viacom, Inc., 5.850%, 9/01/2043	142,100
1,380,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	1,518,000
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	72,174
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	398,906
1,060,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	1,064,145
590,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	587,546
130,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	130,000
555,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	552,225
55,000	Windstream Services LLC, 7.500%, 6/01/2022	53,900
1,955,000	Windstream Services LLC, 7.500%, 4/01/2023	1,881,687
1,105,000	Windstream Services LLC, 7.750%, 10/01/2021	1,135,940
125,000	Xerox Corp., 6.750%, 2/01/2017	125,452

		270,076,976

	Total Non-Convertible Bonds (Identified Cost $453,887,451)	467,534,889

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – 1.0%
	United States – 1.0%
$105,000	CalAmp Corp., 1.625%, 5/15/2020	$101,194
190,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	176,938
68,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	68,255
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	64,950
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	249,866
2,290,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	2,606,306
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(k)	718,812
275,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	258,500
860,000	Intel Corp., 3.250%, 8/01/2039	1,516,287
1,000,000	KB Home, 1.375%, 2/01/2019	973,125
1,690,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,530,734
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,752,750
1,450,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	1,531,562
1,580,000	Rovi Corp., 0.500%, 3/01/2020	1,594,568
40,000	RPM International, Inc., 2.250%, 12/15/2020	47,875
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	115,144

	Total Convertible Bonds (Identified Cost $12,082,662)	14,306,866

Municipals – 0.0%
	United States – 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	136,992
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	103,534

	Total Municipals (Identified Cost $251,943)	240,526

	Total Bonds and Notes (Identified Cost $466,222,056)	482,082,281

Senior Loans – 0.2%
	United States – 0.2%
4,316	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(h)	4,300
1,804,688	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(h)	1,819,919

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
United States – continued
$1,065,000	Flying Fortress, Inc., New Term Loan, Zero Coupon, 4/30/2020(l)	$1,067,663
442,913	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(h)	442,359
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(h)	119,400
323,603	Supervalu, Inc., Refi Term Loan B, 5.500%, 3/21/2019(h)	325,771

	Total Senior Loans (Identified Cost $3,762,550)	3,779,412

Shares
Preferred Stocks – 0.1%
Convertible Preferred Stocks – 0.1%
	United States – 0.1%
460	Chesapeake Energy Corp., 5.000%(b)	21,381
40	Chesapeake Energy Corp., 5.750%(b)	21,975
736	Chesapeake Energy Corp., 5.750%(b)	411,240
84	Chesapeake Energy Corp., Series A, 5.750% 144A(b)	46,147
5,544	El Paso Energy Capital Trust I, 4.750%	275,260

	Total Convertible Preferred Stocks (Identified Cost $714,389)	776,003

Non-Convertible Preferred Stock – 0.0%
	United States – 0.0%
2,585	Arconic, Inc., 5.375% (Identified Cost $125,174)	77,938

	Total Preferred Stocks (Identified Cost $839,563)	853,941

Warrants – 0.0%
2,475	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(b) (Identified Cost $0)	5,692

Principal Amount (‡)
Short-Term Investments – 1.4%
43,203	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2016 at 0.000% to be repurchased at $43,203 on 1/03/2017 collateralized by $43,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $44,091 including accrued interest(m)	43,203
20,471,985	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $20,472,053 on 1/03/2017 collateralized by $21,475,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $20,883,128 including accrued interest(m)	20,471,985

	Total Short-Term Investments (Identified Cost $20,515,188)	20,515,188

	Total Investments – 99.8% (Identified Cost $1,305,073,138)(a)	$1,454,449,295
	Other assets less liabilities – 0.2%	2,391,168

	Net Assets – 100.0%	$1,456,840,463

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$243,809,819	16.7%	$3,129,009	0.2%	$125,608	Less than 0.1%

[1] Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized appreciation on investments based on a cost of $1,306,065,579 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$180,072,299
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(31,688,583)

Net unrealized appreciation	$148,383,716

At September 30, 2016, the Fund had a short-term capital loss carryforward of $5,511,225 with no expiration date. This amount may be available to offset future realized capital gains, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $125,608 or less than 0.1% of net assets.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Perpetual bond with no specified maturity date.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $3,129,009 or 0.2% of net assets.
(h)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(i)	Treasury Inflation Protected Security (TIPS).
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(l)	Position is unsettled. Contract rate was not determined at December 31, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $116,066,031 or 8.0% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	3/15/2017	Australian Dollar	3,428,000	$2,469,593	$75,697
Buy[1]	3/15/2017	British Pound	2,370,000	2,925,842	(80,325)
Buy[1]	3/15/2017	Canadian Dollar	15,470,000	11,531,792	(103,716)
Sell[1]	3/15/2017	Canadian Dollar	38,100,000	28,400,859	676,451
Buy[2]	3/15/2017	Euro	34,725,000	36,680,606	(483,999)
Sell[2]	3/15/2017	Euro	2,400,000	2,535,161	(25,109)
Sell[1]	3/15/2017	Indonesian Rupiah	39,600,000,000	2,908,980	22,182
Buy[1]	3/15/2017	Japanese Yen	2,486,500,000	21,347,992	(530,294)
Sell[3]	3/15/2017	Mexican Peso	75,600,000	3,613,149	87,691
Sell[1]	3/15/2017	New Zealand Dollar	8,162,000	5,658,396	141,807
Sell[3]	3/15/2017	Norwegian Krone	4,200,000	486,597	6,233
Sell[4]	3/15/2017	Polish Zloty	14,420,000	3,441,718	(1,997)
Sell[3]	3/15/2017	South African Rand	13,500,000	970,178	7,162
Sell[3]	3/15/2017	Swedish Krona	3,100,000	341,665	(2,958)

Total					$(211,175)

At December 31, 2016, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
3/15/2017	Norwegian Krone	14,180,000	Euro[1]	1,578,203	$24,238

[1]	Counterparty is Credit Suisse International
[2]	Counterparty is Morgan Stanley & Co.
[3]	Counterparty is UBS AG
[4]	Counterparty is Citibank N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
France	$—	$28,019,253	$—		$28,019,253
Hong Kong	—	29,523,933	—		29,523,933
India	13,329,998	7,195,333	—		20,525,331
Italy	—	16,438,401	—		16,438,401
Japan	—	13,077,111	—		13,077,111
Sweden	—	30,725,727	—		30,725,727
Switzerland	—	70,830,702	—		70,830,702
United Kingdom	—	47,999,359	—		47,999,359
United States	586,708,207	—	1,608	(a)	586,709,815
All Other Common Stocks*	103,363,149	—	—		103,363,149

Total Common Stocks	703,401,354	243,809,819	1,608		947,212,781

Bonds and Notes
Non-Convertible Bonds
United States	35,408	269,917,568	124,000	(a)	270,076,976
All Other Non-Convertible Bonds*	—	197,457,913	—		197,457,913

Total Non-Convertible Bonds	35,408	467,375,481	124,000		467,534,889

Convertible Bonds*	—	14,306,866	—		14,306,866

Municipals*	—	240,526	—		240,526

Total Bonds and Notes	35,408	481,922,873	124,000		482,082,281

Senior Loans*	—	2,711,749	1,067,663	(b)	3,779,412

Preferred Stocks
Convertible Preferred Stocks
United States	275,260	479,362	21,381	(b)	776,003

Total Convertible Preferred Stocks	275,260	479,362	21,381		776,003

Non-Convertible Preferred Stock*	77,938	—	—		77.938

Total Preferred Stocks	353,198	479,362	21,381		853,941

Warrants*	5,692	—	—		5,692
Short-Term Investments	—	20,515,188	—		20,515,188
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,041,461	—		1,041,461

Total	$703,795,652	$750,480,452	$1,214,652		$1,455,490,756

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,228,398)	$—		$(1,228,398)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Common Stocks
United States	$1,332	$—	$—	$276	$—	$—	$—	$—	$1,608	$276
Bonds and Notes
Non-Convertible Bonds
United States	118,622	1,145	1,150	10,185	—	(7,102)	—	—	124,000	11,254
Senior Loans
United States	—	—	—	2,663	1,065,000	—	—	—	1,067,663	2,663
Preferred Stocks
United States	—	—	—	1,658	—	—	19,723	—	21,381	1,658
Warrants	3,776	—	—	—	—	—	—	(3,776)	—	—

Total	$123,730	$1,145	$1,150	$14,782	$1,065,000	$(7,102)	$19,723	$(3,776)	$1,214,652	$15,851

A debt security valued at $19,723 was transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Warrants valued at $3,776 was transferred from Level 3 to Level 1 during the period ended December 31, 2016. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of December 31, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,041,461

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,228,398)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Citibank N.A.	$(1,997)	$—
Morgan Stanley & Co.	(509,108)	808,078

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$1,849,539	$298,970

These amounts include cash received as collateral of $430,000.

Industry Summary at December 31, 2016 (Unaudited)

Internet Software & Services	8.6%
Treasuries	6.0
Capital Markets	5.5
Aerospace & Defense	5.4
Insurance	4.4
Chemicals	4.3
IT Services	4.0
Banking	4.0
Specialty Retail	3.8
Banks	2.9
Internet & Direct Marketing Retail	2.7
Media	2.4
Hotels, Restaurants & Leisure	2.4
Food Products	2.2
Household Durables	2.1
Industrial Conglomerates	2.0
Health Care Providers & Services	2.0
Other Investments, less than 2% each	33.7
Short-Term Investments	1.4

Total Investments	99.8
Other assets less liabilities (including forward foreign currency contracts)	0.2

Net Assets	100.0%

Currency Exposure Summary at December 31, 2016 (Unaudited)

United States Dollar	73.5%
Euro	5.8
Swiss Franc	4.9
British Pound	3.5
Canadian Dollar	2.4
Swedish Krona	2.1
Hong Kong Dollar	2.0
Other, less than 2% each	5.6

Total Investments	99.8
Other assets less liabilities (including forward foreign currency contracts)	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 94.5% of Net Assets
	Air Freight & Logistics – 6.0%
2,934,885	Expeditors International of Washington, Inc.	$155,431,510
1,255,386	United Parcel Service, Inc., Class B	143,917,451

		299,348,961

	Beverages – 7.0%
3,879,473	Coca-Cola Co. (The)	160,842,951
4,315,612	Monster Beverage Corp.(b)	191,354,236

		352,197,187

	Biotechnology – 4.6%
679,922	Amgen, Inc.	99,411,396
354,018	Regeneron Pharmaceuticals, Inc.(b)	129,956,467

		229,367,863

	Capital Markets – 4.9%
590,285	FactSet Research Systems, Inc.	96,470,277
3,042,969	SEI Investments Co.	150,200,950

		246,671,227

	Communications Equipment – 4.8%
7,972,742	Cisco Systems, Inc.	240,936,263

	Consumer Finance – 1.5%
995,993	American Express Co.	73,783,161

	Energy Equipment & Services – 2.6%
1,572,634	Schlumberger Ltd.	132,022,624

	Food Products – 3.2%
12,553,227	Danone S.A., Sponsored ADR	157,919,596

	Health Care Equipment & Supplies – 2.4%
1,336,835	Varian Medical Systems, Inc.(b)	120,021,046

	Health Care Technology – 2.0%
2,096,394	Cerner Corp.(b)	99,306,184

	Hotels, Restaurants & Leisure – 2.9%
2,082,220	Yum China Holdings, Inc.(b)	54,387,587
1,439,673	Yum! Brands, Inc.	91,174,491

		145,562,078

	Household Products – 3.3%
1,946,873	Procter & Gamble Co. (The)	163,693,082

	Internet & Direct Marketing Retail – 6.5%
433,542	Amazon.com, Inc.(b)	325,100,140

	Internet Software & Services – 14.6%
2,328,980	Alibaba Group Holding Ltd., Sponsored ADR(b)	204,507,734
165,837	Alphabet, Inc., Class A(b)	131,417,530
166,479	Alphabet, Inc., Class C(b)	128,491,822

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
2,330,899	Facebook, Inc., Class A(b)	$268,169,930

		732,587,016

	IT Services – 5.5%
493,204	Automatic Data Processing, Inc.	50,691,507
2,902,654	Visa, Inc., Class A	226,465,065

		277,156,572

	Machinery – 2.5%
1,188,149	Deere & Co.	122,426,873

	Pharmaceuticals – 6.4%
1,165,008	Merck & Co., Inc.	68,584,021
1,442,225	Novartis AG, Sponsored ADR	105,051,669
4,128,339	Novo Nordisk AS, Sponsored ADR	148,042,237

		321,677,927

	Semiconductors & Semiconductor Equipment – 4.8%
332,889	Analog Devices, Inc.	24,174,399
3,267,620	QUALCOMM, Inc.	213,048,824

		237,223,223

	Software – 9.0%
1,873,199	Autodesk, Inc.(b)	138,635,458
1,983,225	Microsoft Corp.	123,237,601
4,880,246	Oracle Corp.	187,645,459

		449,518,518

	Total Common Stocks (Identified Cost $4,386,670,495)	4,726,519,541

Principal Amount
Short-Term Investments – 1.6%
$79,779,395	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $79,779,661 on 1/03/2017 collateralized by $83,685,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $81,378,558 including accrued interest(c) (Identified Cost $79,779,395)	79,779,395

Description	Value (†)
Total Investments – 96.1% (Identified Cost $4,466,449,890)(a)	$4,806,298,936
Other assets less liabilities – 3.9%	197,559,187

Net Assets – 100.0%	$5,003,858,123

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2016, the net unrealized appreciation on investments based on a cost of $4,466,449,890 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$450,231,370
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(110,382,324)

Net unrealized appreciation	$339,849,046

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,726,519,541	$—	$—	$4,726,519,541
Short-Term Investments	—	79,779,395	—	79,779,395

Total	$4,726,519,541	$79,779,395	$—	$4,806,298,936

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2016 there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2016 (Unaudited)

Internet Software & Services	14.6%
Software	9.0
Beverages	7.0
Internet & Direct Marketing Retail	6.5
Pharmaceuticals	6.4
Air Freight & Logistics	6.0
IT Services	5.5
Capital Markets	4.9
Communications Equipment	4.8
Semiconductors & Semiconductor Equipment	4.8
Biotechnology	4.6
Household Products	3.3
Food Products	3.2
Hotels, Restaurants & Leisure	2.9
Energy Equipment & Services	2.6
Machinery	2.5
Health Care Equipment & Supplies	2.4
Health Care Technology	2.0
Consumer Finance	1.5
Short-Term Investments	1.6

Total Investments	96.1
Other assets less liabilities	3.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.2% of Net Assets
Non-Convertible Bonds – 85.5%
	ABS Home Equity – 1.9%
$300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 3.236%, 6/17/2031, 144A(b)	$298,268
117,901	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	120,185
106,107	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	105,176
143,672	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	147,205
202,507	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 1.026%, 4/25/2035(b)	158,282
30,444	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 3.083%, 11/20/2035(b)(c)	27,016
244,110	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1.066%, 9/19/2045(b)	181,382
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.006%, 11/25/2023(b)	264,041
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.056%, 10/25/2027(b)	319,425
183,227	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.578%, 7/19/2035(b)	165,044
71,333	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 2.942%, 3/25/2036(b)	51,029
242,654	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 1.256%, 1/25/2036(b)	155,280
321,077	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.190%, 3/25/2035(b)	272,758
339,727	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 2.989%, 3/25/2035(b)	262,954
63,762	New York Mortgage Trust, Series 2006-1, Class 2A2, 3.112%, 5/25/2036(b)	57,377
220,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	209,658
428,524	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.848%, 1/25/2047(b)	398,924

		3,194,004

	ABS Other – 0.4%
269,405	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	259,302
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	451,106

		710,408

	Aerospace & Defense – 2.9%
210,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	208,740
95,000	Engility Corp., 8.875%, 9/01/2024, 144A	99,512

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$770,000	KLX, Inc., 5.875%, 12/01/2022, 144A	$793,100
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,518,750
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	973,125
620,000	TransDigm, Inc., 6.000%, 7/15/2022	644,800
515,000	TransDigm, Inc., 6.500%, 7/15/2024	538,819

		4,776,846

	Airlines – 0.1%
77,505	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	78,651
107,464	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	109,613

		188,264

	Automotive – 1.0%
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	196,950
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	114,476
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	247,200
700,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	722,750
310,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	321,625

		1,603,001

	Banking – 4.3%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,955,225
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	483,788
6,605,000	Banco Hipotecario S.A., 24.729%, 1/12/2020, 144A, (ARS)(b)	397,862
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,342,463
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	434,367
895,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	854,080
300,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	299,124
335,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	347,966
1,025,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(d)	1,089,916

		7,204,791

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – 0.3%
$535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	$516,275

	Building Materials – 1.4%
890,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	822,138
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	231,725
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	387,625
50,000	Masco Corp., 6.500%, 8/15/2032	54,231
345,000	Masco Corp., 7.750%, 8/01/2029	422,231
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	264,600
180,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	190,350

		2,372,900

	Cable Satellite – 6.8%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	816,862
170,000	Cablevision S.A., 6.500%, 6/15/2021, 144A	172,763
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	488,063
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	643,750
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	445,050
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,675
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	895,275
760,000	CSC Holdings LLC, 5.250%, 6/01/2024	742,900
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	80,625
220,000	CSC Holdings LLC, 10.125%, 1/15/2023, 144A	254,100
200,000	CSC Holdings LLC, 10.875%, 10/15/2025, 144A	237,750
895,000	DISH DBS Corp., 5.125%, 5/01/2020	926,325
1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	1,666,980
295,000	DISH DBS Corp., 7.750%, 7/01/2026	332,613
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,525,837
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	272,950
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	503,794

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	$380,625
141,963	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	144,092
840,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	818,832

		11,364,861

	Chemicals – 0.9%
1,510,000	Hercules LLC, 6.500%, 6/30/2029	1,466,588

	Construction Machinery – 0.5%
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	14,888
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	840,000

		854,888

	Consumer Cyclical Services – 1.0%
455,000	Interval Acquisition Corp., 5.625%, 4/15/2023	464,100
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,152,488

		1,616,588

	Consumer Products – 0.2%
290,000	Avon International Operations, Inc., 7.875%, 8/15/2022, 144A	306,675

	Electric – 1.8%
520,000	AES Corp. (The), 5.500%, 4/15/2025	517,400
150,000	AES Corp. (The), 6.000%, 5/15/2026	152,250
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(d)	1,708,525
425,000	NRG Energy, Inc., 6.250%, 7/15/2022	426,063
100,000	NRG Energy, Inc., 6.625%, 3/15/2023	100,250
7,816	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	7,816

		2,912,304

	Environmental – 0.3%
335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	351,331
95,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	104,500

		455,831

	Finance Companies – 4.4%
740,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021	766,899

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$515,000	Aircastle Ltd., 5.500%, 2/15/2022	$545,900
600,000	iStar, Inc., 4.000%, 11/01/2017	603,000
505,000	iStar, Inc., 5.000%, 7/01/2019	506,894
1,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	964,250
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	585,000
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	542,700
1,335,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,298,287
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,171,050
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	395,381

		7,379,361

	Financial Other – 0.9%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	577,006
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	178,650
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	814,050

		1,569,706

	Food & Beverage – 1.1%
605,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	173,803
840,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	842,100
305,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	308,812
20,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	20,700
385,000	Marfrig Holdings Europe BV, 8.000%, 6/08/2023, 144A	397,994

		1,743,409

	Gaming – 1.2%
175,000	Boyd Gaming Corp., 6.375%, 4/01/2026, 144A	188,475
375,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	391,088
725,000	MGM Resorts International, 6.000%, 3/15/2023	783,000
600,000	MGM Resorts International, 6.750%, 10/01/2020	667,500

		2,030,063

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Government Owned - No Guarantee – 2.3%
$725,000		Petrobras Global Finance BV, 4.875%, 3/17/2020	$716,807
600,000		Petrobras Global Finance BV, 5.375%, 1/27/2021	586,800
320,000		Petrobras Global Finance BV, 6.250%, 3/17/2024	306,944
50,000		Petrobras Global Finance BV, 6.750%, 1/27/2041	42,000
160,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	137,312
300,000		Petrobras Global Finance BV, 8.375%, 5/23/2021	323,250
160,521	(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)	658,246
129,850	(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	512,049
510,000		YPF S.A., 26.333%, 7/07/2020, 144A(b)	576,300

			3,859,708

		Health Insurance – 0.2%
365,000		Centene Corp., 6.125%, 2/15/2024	384,619

		Healthcare – 4.3%
960,000		CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	667,200
360,000		Envision Healthcare Corp., 5.625%, 7/15/2022	371,160
260,000		HCA, Inc., 5.375%, 2/01/2025	260,650
170,000		HCA, Inc., 7.050%, 12/01/2027	174,250
655,000		HCA, Inc., 7.500%, 12/15/2023	725,412
145,000		HCA, Inc., 7.500%, 11/06/2033	153,700
590,000		HCA, Inc., 7.690%, 6/15/2025	641,625
480,000		HCA, Inc., 8.360%, 4/15/2024	544,800
820,000		HCA, Inc., MTN, 7.580%, 9/15/2025	883,550
515,000		HCA, Inc., MTN, 7.750%, 7/15/2036	544,613
305,000		LifePoint Health, Inc., 5.500%, 12/01/2021	317,200
65,000		MEDNAX, Inc., 5.250%, 12/01/2023, 144A	66,950
200,000		Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	200,500
310,000		Tenet Healthcare Corp., 5.000%, 3/01/2019	302,250
675,000		Tenet Healthcare Corp., 6.750%, 6/15/2023	595,687

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$705,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	$543,731
125,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	130,313

		7,123,591

	Home Construction – 1.4%
25,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022, 144A	27,000
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(f)(g)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(g)(h)	562,500
800,000	Lennar Corp., 4.750%, 5/30/2025	780,000
915,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	931,012
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(c)(f)(g)	2
900,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(c)(f)(g)	9

		2,300,535

	Independent Energy – 8.7%
1,205,000	Antero Resources Corp., 5.125%, 12/01/2022	1,217,050
110,000	Antero Resources Corp., 5.375%, 11/01/2021	112,475
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	604,512
370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023(i)	270,100
650,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(i)	484,250
90,000	California Resources Corp., 5.500%, 9/15/2021	70,650
41,000	California Resources Corp., 6.000%, 11/15/2024	30,084
460,000	California Resources Corp., 8.000%, 12/15/2022, 144A	409,400
140,000	Callon Petroleum Co., 6.125%, 10/01/2024, 144A	144,200
153,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	139,613
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,520
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	12,675
34,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	34,340
70,000	Concho Resources, Inc., 5.500%, 10/01/2022	72,538
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	129,538

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	$779,100
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	595,012
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	230,300
470,000	Continental Resources, Inc., 5.000%, 9/15/2022	474,413
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023	720,187
170,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	176,800
145,000	Matador Resources Co., 6.875%, 4/15/2023	152,250
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	364,900
250,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	231,250
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	529,425
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	192,863
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	640,625
100,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	102,250
405,000	QEP Resources, Inc., 5.250%, 5/01/2023	406,012
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	521,300
1,150,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(j)	598,000
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	1,053,187
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	597,487
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	313,500
920,000	SM Energy Co., 5.000%, 1/15/2024	867,100
35,000	SM Energy Co., 6.125%, 11/15/2022	35,438
60,000	SM Energy Co., 6.500%, 1/01/2023	60,975
190,000	SM Energy Co., 6.750%, 9/15/2026	195,700
395,000	Southwestern Energy Co., 6.700%, 1/23/2025	403,888
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	55,215
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	453,107

		14,489,229

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Industrial Other – 0.2%
$330,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	$348,975

	Life Insurance – 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	339,575

	Local Authorities – 0.5%
840,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	875,868

	Lodging – 0.1%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024, 144A	145,500

	Media Entertainment – 1.1%
470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	469,704
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,180,988
125,000	Viacom, Inc., 4.375%, 3/15/2043	99,569

		1,750,261

	Metals & Mining – 2.5%
1,395,000	ArcelorMittal, 7.750%, 3/01/2041	1,485,675
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	181,898
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(f)(g)(h)	36,800
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	174,055
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	265,950
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024(d)	1,289,062
85,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	70,339
245,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	235,406
440,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	468,050

		4,207,235

	Midstream – 4.8%
250,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	252,446
195,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	196,950
200,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	207,500
75,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	69,877
30,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043	28,928

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	$565,012
365,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	373,213
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	378,262
985,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,053,950
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	513,600
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	465,375
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	911,625
973,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	985,162
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	90,844
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	646,400
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	310,500
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	375,413
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	381,600
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	194,400

		8,001,057

	Non-Agency Commercial Mortgage-Backed Securities – 2.4%
924,710	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.849%, 5/15/2020, 144A(b)(g)(h)	899,718
480,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	401,181
1,690,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.793%, 8/10/2045(b)	1,669,415
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/05/2030, 144A(b)	806,201
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	123,920

		3,900,435

	Oil Field Services – 1.0%
130,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	92,343
430,000	Ensco PLC, 5.750%, 10/01/2044	311,750
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	105,600
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	110,400
420,000	Noble Holding International Ltd., 7.750%, 1/15/2024	395,052

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – continued
$435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(g)(h)	$76,125
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(g)(h)	158,375
35,000	Parker Drilling Co., 6.750%, 7/15/2022	30,494
100,000	Rowan Cos., Inc., 5.850%, 1/15/2044	78,000
280,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	282,626

		1,640,765

	Packaging – 1.4%
200,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023, 144A(k)	197,500
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	391,793
200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	210,750
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	768,213
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	773,062

		2,341,318

	Pharmaceuticals – 2.3%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,322,952
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	433,275
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	198,750
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	65,875
2,015,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,521,325
335,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	282,238

		3,824,415

	Property & Casualty Insurance – 0.5%
786,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	830,338

	Refining – 0.2%
230,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	225,377
140,000	Western Refining, Inc., 6.250%, 4/01/2021	145,250

		370,627

	REITs - Mortgage – 0.1%
105,000	Starwood Property Trust, Inc., 5.000%, 12/15/2021, 144A	106,407

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 1.2%
$40,000	Dillard’s, Inc., 7.000%, 12/01/2028	$45,381
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	504,091
205,000	Dillard’s, Inc., 7.750%, 5/15/2027(d)	240,363
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,059,581
520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	81,900

		1,931,316

	Supermarkets – 0.7%
335,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	331,650
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	836,825

		1,168,475

	Supranational – 2.5%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.400%, 3/04/2019, (INR)	448,663
5,420,000,000	International Bank for Reconstruction & Development, 4.500%, 8/03/2017, (COP)(d)	1,778,381
21,150,000	International Bank for Reconstruction & Development, Series GDIF, 5.000%, 5/24/2017, (INR)	310,366
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(d)	1,545,215

		4,082,625

	Technology – 7.1%
1,545,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,610,662
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,992,725
571,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	585,275
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	175,950
60,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	63,600
190,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	202,146
1,440,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,559,946
580,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	643,903
480,000	Equinix, Inc., 5.375%, 1/01/2022	504,000
430,000	First Data Corp., 5.000%, 1/15/2024, 144A	432,288
800,000	First Data Corp., 7.000%, 12/01/2023, 144A	852,000
55,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	54,725

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$360,000		Micron Technology, Inc., 5.500%, 2/01/2025	$358,200
210,000		Microsemi Corp., 9.125%, 4/15/2023, 144A	244,650
515,000		Open Text Corp., 5.625%, 1/15/2023, 144A	538,175
190,000		Open Text Corp., 5.875%, 6/01/2026, 144A	200,450
275,000		Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	282,389
405,000		Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	413,100
235,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	258,500
755,000		Western Digital Corp., 10.500%, 4/01/2024, 144A	892,788

			11,865,472

		Transportation Services – 0.1%
275,000		APL Ltd., 8.000%, 1/15/2024(g)(h)	177,719

		Treasuries – 1.9%
55,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(j)	37,129
55,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(j)	36,723
20,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(j)	13,101
107,066	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)(d)	501,533
263,668	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	1,128,574
131,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	618,578
151,030	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(d)	843,115

			3,178,753

		Wireless – 3.6%
100,000		Altice Luxembourg S.A., 7.250%, 5/15/2022, 144A, (EUR)	112,515
355,000		Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	372,750
785,000		Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	837,988
6,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	262,305
6,100,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	257,837
605,000		SFR Group S.A., 7.375%, 5/01/2026, 144A	620,125
786,000		Sprint Capital Corp., 6.875%, 11/15/2028	776,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$1,420,000	Sprint Corp., 7.250%, 9/15/2021	$1,508,750
605,000	T-Mobile USA, Inc., 6.000%, 4/15/2024	637,519
370,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	390,350
200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	201,500

		5,977,814

	Wirelines – 2.8%
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	616,875
30,000	CenturyLink, Inc., Series T, 5.800%, 3/15/2022	30,664
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	126,750
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	14,480
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	345,262
340,000	Frontier Communications Corp., 10.500%, 9/15/2022	357,442
15,000	Frontier Communications Corp., 11.000%, 9/15/2025	15,488
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	724,387
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026, 144A	1,529,550
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	329,475
35,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	36,388
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	439,875

		4,566,636

	Total Non-Convertible Bonds (Identified Cost $143,119,293)	142,056,031

Convertible Bonds – 2.7%
	Aerospace & Defense – 0.0%
25,000	RTI International Metals, Inc., 1.625%, 10/15/2019	25,859

	Building Materials – 0.0%
25,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	23,281

	Diversified Operations – 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	161,200

	Healthcare – 0.5%
475,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	462,234

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – continued
$340,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	$326,188

		788,422

	Media Entertainment – 0.2%
265,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	279,244

	Pharmaceuticals – 1.2%
604,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	707,812
200,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	190,250
655,000	Impax Laboratories, Inc., 2.000%, 6/15/2022	517,041
540,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	544,388

		1,959,491

	Technology – 0.7%
55,000	CalAmp Corp., 1.625%, 5/15/2020	53,006
200,000	Cypress Semiconductor Corp., 4.500%, 1/15/2022, 144A	224,875
845,000	Nuance Communications, Inc., 1.000%, 12/15/2035	765,367
205,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	211,919

		1,255,167

	Total Convertible Bonds (Identified Cost $4,480,343)	4,492,664

	Total Bonds and Notes (Identified Cost $147,599,636)	146,548,695

Senior Loans – 1.9%
	Consumer Cyclical Services – 0.3%
462,131	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	414,763

	Independent Energy – 0.3%
531,086	Chesapeake Energy Corp., Term Loan, 8.500%, 8/23/2021(b)	577,333

	Media Entertainment – 0.0%
26,479	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(b)	26,380

	Other Utility – 0.2%
239,394	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	239,095
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	94,525

		333,620

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Supermarkets – 0.3%
$467,128	Albertsons LLC, USD 2016 Term Loan B4, 8/22/2021(l)	$472,285

	Wirelines – 0.8%
1,203,125	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,213,279
159,324	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(b)	159,026

		1,372,305

	Total Senior Loans (Identified Cost $3,207,899)	3,196,686

Shares
Preferred Stocks – 2.3%
Convertible Preferred Stocks – 2.0%
	Food & Beverage – 0.2%
3,691	Bunge Ltd., 4.875%	376,888

	Midstream – 0.4%
988	Chesapeake Energy Corp., 5.750%(i)	552,045
20	Chesapeake Energy Corp., 5.750%, 144A(i)	11,175
137	Chesapeake Energy Corp., 5.750%(i)	75,264

		638,484

	Pharmaceuticals – 0.9%
974	Allergan PLC, Series A, 5.500%	742,636
1,198	Teva Pharmaceutical Industries Ltd., 7.000%	775,466

		1,518,102

	REITs - Mortgage – 0.0%
437	iStar, Inc., Series J, 4.500%	22,724

	Technology – 0.5%
7,390	Belden, Inc., 6.750%	780,901

	Total Convertible Preferred Stocks (Identified Cost $3,788,902)	3,337,099

Non-Convertible Preferred Stocks – 0.3%
	Finance Companies – 0.3%
12,925	iStar, Inc., Series E, 7.875%	313,432
7,500	iStar, Inc., Series F, 7.800%	182,850

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Finance Companies – continued
550	iStar, Inc., Series G, 7.650%	$13,200

		509,482

	Total Non-Convertible Preferred Stocks (Identified Cost $417,822)	509,482

	Total Preferred Stocks (Identified Cost $4,206,724)	3,846,581

Other Investments – 0.6%
	Aircraft ABS – 0.6%
100	ECAF I Blocker Ltd.(c)(g) (Identified Cost $1,000,000)	982,227

Common Stocks – 1.9%
	Energy Equipment & Services – 0.0%
4,625	Hercules Offshore, Inc.(i)	—

	Internet Software & Services – 0.0%
4,113	Dex Media, Inc.(c)(i)	9,871

	Oil, Gas & Consumable Fuels – 1.7%
12,992	Halcon Resources Corp.(i)	121,345
14,882	Kinder Morgan, Inc.	308,206
8,264	Pacific Exploration and Production Corp.(i)	361,483
17,250	Rex Energy Corp.(i)	8,128
162,249	Whiting Petroleum Corp.(i)	1,950,232

		2,749,394

	Pharmaceuticals – 0.2%
5,539	Bristol-Myers Squibb Co.	323,699

	Total Common Stocks (Identified Cost $5,491,746)	3,082,964

Warrants – 0.0%
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(i)	124
3,528	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(i)	8,114
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(g)(i)	—
	Total Warrants (Identified Cost $29,892)	8,238

Principal Amount (‡)
Short-Term Investments – 5.7%
$44,277	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2016 at 0.000% to be repurchased at $44,277 on 1/03/2017 collateralized by $44,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $45,204 including accrued interest(m)	44,277
7,532,135	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $7,532,160 on 1/03/2017 collateralized by $7,905,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $7,687,130 including accrued interest(m)	7,532,135
1,935,000	U.S. Treasury Bills, 0.793%, 12/07/2017(n)	1,920,420

	Total Short-Term Investments (Identified Cost $9,497,015)	9,496,832

Description	Value (†)
Total Investments – 100.6% (Identified Cost $171,032,912)(a)	$167,162,223
Other assets less liabilities – (0.6)%	(1,048,554)

Net Assets – 100.0%	$166,113,669

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund included in net assets (reflected at absolute value) were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,911,237	1.2%	$1,019,137	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $171,263,381 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,776,218
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,877,376)

Net unrealized depreciation	$(4,101,158)

At September 30, 2016, the Fund had a short-term capital loss carryforward of $251,066 with no expiration date and a long-term capital loss carryforward of $2,330,822 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $1,019,137 or 0.6% of net assets.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2016, interest payments were made in cash and additional debt securities.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $1,911,237 or 1.2% of net assets.
(i)	Non-income producing security.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2016, the issuer has not made any interest payments.
(l)	Position is unsettled. Contract rate was not determined at December 31, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $57,243,291 or 34.5% of net assets.

ABS	Asset-BackedSecurities
GMTN	GlobalMedium Term Note
MTN	MediumTerm Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
ARS	ArgentinePeso
BRL	BrazilianReal
COP	ColombianPeso
EUR	Euro
INR	IndianRupee
MXN	MexicanPeso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	3/15/2017	Euro	170,000	$179,574	$2,369

1 Counterparty is Bank of America, N.A.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$3,166,988	$27,016	(a)	$3,194,004
ABS Other	—	451,106	259,302	(b)	710,408
Airlines	—	109,613	78,651	(b)	188,264
Banking	—	6,806,929	397,862	(b)	7,204,791
Government Owned—No Guarantee	—	3,283,408	576,300	(b)	3,859,708
Home Construction	—	2,300,512	23	(a)	2,300,535
Non-Agency Commercial Mortgage-Backed Securities	—	3,000,717	899,718	(b)	3,900,435
All Other Non-Convertible Bonds*	—	120,697,886	—		120,697,886

Total Non-Convertible Bonds	—	139,817,159	2,238,872		142,056,031

Convertible Bonds*	—	4,492,664	—		4,492,664

Total Bonds and Notes	—	144,309,823	2,238,872		146,548,695

Senior Loans*	—	3,196,686	—		3,196,686
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	638,484	—		638,484
Pharmaceuticals	742,636	775,466	—		1,518,102
REITs—Mortgage	—	22,724	—		22,724
All Other Convertible Preferred Stocks*	1,157,789	—	—		1,157,789

Total Convertible Preferred Stocks	1,900,425		1,436,674	—		3,337,099

Non-Convertible Preferred Stocks*	509,482		—	—		509,482

Total Preferred Stocks	2,409,907		1,436,674	—		3,846,581

Other Investments*	—		—	982,227	(c)	982,227
Common Stocks
Internet Software & Services	—		—	9,871	(a)	9,871
All Other Common Stocks*	3,073,093		—	—		3,073,093

Total Common Stocks	3,073,093		—	9,871		3,082,964

Warrants(d)	8,238	(a)	—	—		8,238
Short-Term Investments	—		9,496,832	—		9,496,832

Total Investments	5,491,238		158,440,015	3,230,970		167,162,223

Forward Foreign Currency Contracts (unrealized appreciation)	—		2,369	—		2,369

Total	$5,491,238		$158,442,384	$3,230,970		$167,164,592

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(d)	Includes a security fair valued at zero using Level 2 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$98,704	$—	$5,846	$3,521	$—	$(81,055)	$—	$—	$27,016	$66
ABS Other	—	—	—	186	—	(5,536)	264,652	—	259,302	186
Airlines	—	—	—	(113)	—	(6,451)	85,215	—	78,651	(113)
Banking	—	—	—	(36,798)	434,660	—	—	—	397,862	(36,798)
Government Owned—No Guarantee	594,150	—	—	(17,850)	—	—	—	—	576,300	(17,850)
Home Construction	23	7,651	—	(7,651)	—	—	—	—	23	(7,651)
Non-Agency Commercial Mortgage-Backed Securities	908,874	—	—	1,134	—	(10,290)	—	—	899,718	846
Senior Loans
Wirelines	150,561	—	—	—	—	—	—	(150,561)	—	—
Other Investments
Aircraft ABS	985,586	—	—	(3,359)	1,000,000	(1,000,000)	—	—	982,227	(3,359)
Common Stocks
Internet Software & Services	8,177	—	—	1,694	—	—	—	—	9,871	1,694
Warrants	5,383	—	—	—	—	—	—	(5,383)	—	—

Total	$2,751,458	$7,651	$5,846	$ (59,236)	$1,434,660	$(1,103,332)	$349,867	$ (155,944)	$3,230,970	$(62,979)

A debt security valued at $264,652 was transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

A debt security valued at $85,215 was transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $150,561 was transferred from Level 3 to Level 2 during the period ended December 31, 2016. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Warrants valued at $5,383 were transferred from Level 3 to Level 1 during the period ended December 31, 2016. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of December 31, 2016:

Assets	Unrealized appreciation forward foreign currency contracts
Over-the-counter liability derivatives Foreign exchange contracts	$2,369

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of December 31, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$9,369	$9,369

Industry Summary at December 31, 2016 (Unaudited)

Independent Energy	9.0%
Technology	8.3
Cable Satellite	6.8
Midstream	5.2
Healthcare	4.8
Finance Companies	4.7
Pharmaceuticals	4.6
Banking	4.3
Wireless	3.6
Wirelines	3.6
Aerospace & Defense	2.9
Metals & Mining	2.5
Supranational	2.5
Non-Agency Commercial Mortgage-Backed Securities	2.4
Government Owned—No Guarantee	2.3
Other Investments, less than 2% each	27.4
Short-Term Investments	5.7

Total Investments	100.6
Other assets less liabilities (including forward foreign currency contracts)	(0.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 95.7% of Net Assets
Non-Convertible Bonds – 90.1%
	ABS Other – 1.7%
$ 54,377,704	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4. 625%, 10/15/2043, 144A(b)(c)	$53,752,361
11,358,723	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,175,756
32,685,443	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	33,947,689
2,449,658	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	2,341,789
5,281,287	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	5,334,891

		106,552,486

	Aerospace & Defense – 3.2%
15,000,000	Arconic, Inc., 5.400%, 4/15/2021	15,900,000
15,060,000	Arconic, Inc., 5.870%, 2/23/2022	16,114,200
45,700,000	Arconic, Inc., 5.900%, 2/01/2027	47,642,250
5,505,000	Arconic, Inc., 5.950%, 2/01/2037	5,354,989
5,804,000	Arconic, Inc., 6.750%, 1/15/2028	6,221,888
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,845,375
1,295,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,311,188
1,530,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	1,654,312
78,795,000	Textron, Inc., 5.950%, 9/21/2021	87,702,223
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	15,359,032

		199,105,457

	Airlines – 2.2%
4,013,067	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,113,393
1,977,739	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,051,904
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,073,600
142,131	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	144,086
570,502	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	594,007
726,614	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	772,027
45,232,226	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	49,981,610

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 1,330,108	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	$1,529,624
8,441,017	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	9,697,040
15,581,728	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	17,144,420
10,791,924	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	11,358,500
17,485,414	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	18,840,533
1,824,922	Virgin Australia Pass Through Certificates, Series 2013-1A, 5.000%, 4/23/2025, 144A	1,891,002

		137,191,746

	Automotive – 1.3%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	24,335,050
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,298,744
125,000	Ford Motor Co., 6.500%, 8/01/2018	133,319
255,000	Ford Motor Co., 6.625%, 2/15/2028	288,930
240,000	Ford Motor Co., 7.500%, 8/01/2026	289,475
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,196,150
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	41,347,114
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,512,200

		80,400,982

	Banking – 12.6%
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,699,210
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	7,422,581
84,339,000	Bank of America Corp., 6.110%, 1/29/2037	98,870,272
25,627,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	25,712,594
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	101,211
25,090,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	18,904,441
2,173,000	Bear Stearns Cos. LLC (The), 4.650%, 7/02/2018	2,259,811
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	16,945,124
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,769,852
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	16,388,406

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	$31,668,060
3,000,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	3,167,442
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	66,011,702
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,399,140
53,805,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	66,440,943
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,209,732
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	701,724
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	71,695,981
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	25,817,915
2,950,000	JPMorgan Chase & Co., EMTN, 0.816%, 5/30/2017, (GBP)(d)	3,628,715
100,000	Keybank NA, 6.950%, 2/01/2028	122,811
5,100,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	5,266,663
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	43,987,325
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,890,660
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	22,263,701
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,546,498
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	107,583,782
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	44,663,164
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	681,499
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,243,873
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	41,413,776
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,970,039
8,638,000	National City Corp., 6.875%, 5/15/2019	9,507,717

		775,956,364

	Brokerage – 1.3%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	52,609,616
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,885,211

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brokerage – continued
$ 8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	$9,607,241

		82,102,068

	Building Materials – 1.5%
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,570,628
24,203,000	Masco Corp., 7.125%, 3/15/2020	27,228,375
5,725,000	Masco Corp., 7.750%, 8/01/2029	7,006,593
41,379,000	Owens Corning, 7.000%, 12/01/2036	49,061,177

		89,866,773

	Cable Satellite – 1.6%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	14,495,232
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	14,091,266
2,800,000	Time Warner Cable LLC, 4.500%, 9/15/2042	2,535,837
64,548,000	Time Warner Cable LLC, 6.750%, 7/01/2018	68,912,736

		100,035,071

	Chemicals – 0.9%
2,270,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	2,270,000
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	50,065,447

		52,335,447

	Construction Machinery – 0.1%
6,787,000	Toro Co. (The), 6.625%, 5/01/2037(b)(c)	7,443,825

	Consumer Products – 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,344,704

	Diversified Manufacturing – 1.3%
35,580,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	24,996,738
51,370,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	35,768,718
5,305,000	General Electric Co., Series A, MTN, 1.180%, 5/13/2024(d)	4,990,785
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,506,989
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	12,916,424

		80,179,654

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – 1.7%
$ 26,999,538	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$29,458,494
8,175,456	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(c)	2,431,544
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,148,247
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	31,097,026
4,491,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	5,633,367
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	14,551,269
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	10,949,801
3,966,440	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(c)	4,207,167

		107,476,915

	Finance Companies – 3.9%
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,512,587
62,425(††)	Navient Corp., 6.000%, 12/15/2043	1,381,465
5,615,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,453,569
7,447,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	7,447,000
90,196,000	Navient LLC, 5.500%, 1/25/2023	87,490,120
3,280,000	Navient LLC, MTN, 7.250%, 1/25/2022	3,472,700
641,000	Navient LLC, MTN, 8.000%, 3/25/2020	711,125
22,116,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	18,245,700
14,625,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	14,222,813
18,597,000	Springleaf Finance Corp., 5.250%, 12/15/2019	18,736,478
39,911,000	Springleaf Finance Corp., 7.750%, 10/01/2021	42,106,105
17,584,000	Springleaf Finance Corp., 8.250%, 10/01/2023	18,375,280

		237,154,942

	Government Guaranteed – 0.4%
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,006,562
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	22,336,559

		25,343,121

	Government Owned - No Guarantee – 1.2%
3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,541,324

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – continued
$ 26,975,000	Abu Dhabi National Energy Co. PJSC, 7.250%, 8/01/2018, 144A	$28,999,851
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	12,730,314
17,435,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	15,232,960
11,555,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	8,541,456
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,254,071

		71,299,976

	Health Insurance – 0.1%
1,569,000	Cigna Corp., 7.875%, 5/15/2027	2,065,374
1,174,000	Cigna Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(e)	1,552,670

		3,618,044

	Healthcare – 0.7%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,452,208
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	7,636,662
9,385,000	HCA, Inc., 4.500%, 2/15/2027	9,220,762
4,806,000	HCA, Inc., 7.050%, 12/01/2027	4,926,150
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,687,520
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,140,113
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,672,200
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,244,410
4,785,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	3,690,431

		45,670,456

	Home Construction – 0.1%
3,990,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,830,400
3,567,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,558,082
1,615,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,663,450

		9,051,932

	Independent Energy – 1.9%
7,145,000	California Resources Corp., 8.000%, 12/15/2022, 144A	6,359,050
7,335,000	Continental Resources, Inc., 3.800%, 6/01/2024	6,766,537

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 60,038,000	EQT Corp., 6.500%, 4/01/2018	$63,211,489
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,011,647
29,027,000	Noble Energy, Inc., 3.900%, 11/15/2024	29,248,215
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	401,000
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	60,000

		117,057,938

	Integrated Energy – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,324,485

	Life Insurance – 1.7%
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,611,843
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)	775,344
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	6,912,334
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(c)	16,670,040
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	10,795,737
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	40,143,442
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	7,176,974
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,197,194
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	17,913,707

		105,196,615

	Local Authorities – 2.6%
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	28,165,047
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	115,209,500
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	13,016,900
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	489,251

		156,880,698

	Lodging – 0.9%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	56,585,990

	Media Entertainment – 0.5%
4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	6,096,645

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	$12,823,783
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	3,700,000
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,757,619
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	3,719,454

		28,097,501

	Metals & Mining – 2.1%
1,689,997	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(g)(h)(i)	676
430,000	ArcelorMittal, 6.500%, 3/01/2021	470,850
4,085,000	ArcelorMittal, 7.250%, 2/25/2022	4,605,838
47,920,000	ArcelorMittal, 7.750%, 3/01/2041	51,034,800
19,365,000	ArcelorMittal, 8.000%, 10/15/2039	21,249,989
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	21,192,187
15,701,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020, 144A	16,132,777
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	3,977,850
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,600,175
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,365,801

		127,630,943

	Midstream – 3.2%
650,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	650,000
3,328,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	3,724,182
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,569,711
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,459,158
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,335,164
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,176,420
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	90,100
33,881,000	ONEOK Partners LP, 4.900%, 3/15/2025	36,341,438
9,899,000	Panhandle Eastern Pipe Line Co. LP, 6.200%, 11/01/2017	10,187,546
47,594,000	Panhandle Eastern Pipe Line Co. LP, 7.000%, 6/15/2018	50,208,529

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 1,404,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, 6/01/2019	$1,548,323
1,880,000	Plains All American Pipeline LP/PAA Finance Corp., 6.125%, 1/15/2017	1,882,296
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	16,573,324
525,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	532,731
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,167,958
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	20,157,305
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	8,273,907

		195,878,092

	Mortgage Related – 0.0%
22,784	FHLMC, 5.000%, 12/01/2031	24,888
3,251	FNMA, 6.000%, 7/01/2029	3,715

		28,603

	Natural Gas – 0.6%
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,012,451
8,900,000	NiSource Finance Corp., 6.400%, 3/15/2018	9,373,079
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	23,592,762

		34,978,292

	Non-Agency Commercial Mortgage-Backed Securities – 0.6%
11,450,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 3.039%, 12/15/2027, 144A(d)	11,406,898
6,605,207	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	4,914,857
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	20,137,638
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.640%, 3/15/2044, 144A(d)	2,182,681

		38,642,074

	Oil Field Services – 0.1%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	5,000,000
587,000	Transocean, Inc., 7.375%, 4/15/2018	595,805

		5,595,805

	Paper – 1.3%
363,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	488,555
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,193,940

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$ 5,270,000	WestRock MWV LLC, 7.550%, 3/01/2047(b)(c)	$6,216,608
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	5,578,299
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	31,627,789
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,277,949
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,145,370

		79,528,510

	Property & Casualty Insurance – 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,898,205
1,889,000	MBIA Insurance Corp., 12.140%, 1/15/2033, 144A(d)(j)	868,940
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,613,383

		6,380,528

	Railroads – 0.2%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	10,952,544
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)(c)	227,054
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(c)	1,543,628
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	186,992

		12,910,218

	Real Estate Operations/Development – 0.2%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	10,433,130

	REITs - Apartments – 0.3%
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	16,736,650

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,142,619

	REITs - Office Property – 0.3%
20,817,000	Highwoods Realty LP, 5.850%, 3/15/2017	20,993,008

	REITs - Single Tenant – 0.6%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,639,487
22,701,000	Realty Income Corp., 6.750%, 8/15/2019	25,370,115

		35,009,602

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Restaurants – 0.2%
$ 10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	$10,639,466

	Retailers – 0.6%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,239,312
430,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	439,675
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	5,029,834
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,465,720
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,692,257
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,258,698
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,365,187

		36,490,683

	Sovereigns – 0.6%
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	38,322,816

	Supermarkets – 0.7%
4,510,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	4,701,675
1,120,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	1,241,064
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,366,155
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,232,275
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,540,312
989,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	885,155
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	17,462,900

		41,429,536

	Supranational – 0.3%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	7,704,248
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	9,306,669

		17,010,917

	Technology – 0.8%
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,092,516
7,487,000	Corning, Inc., 7.250%, 8/15/2036	8,839,729
7,594,000	Ingram Micro, Inc., 5.250%, 9/01/2017	7,705,670

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$ 7,795,000		Intuit, Inc., 5.750%, 3/15/2017	$7,864,157
16,735,000		KLA-Tencor Corp., 5.650%, 11/01/2034	17,482,536
1,502,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	1,555,741
1,551,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,902,922

			46,443,271

		Treasuries – 28.5%
132,000,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	97,446,900
209,501,000		Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	157,343,029
61,795,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	47,120,040
391,985,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	2,589,901
1,195,394,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	7,638,425
2,755,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	13,265,635
2,965,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	14,234,958
7,555,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	37,804,430
1,925,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	9,876,995
23,970,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	133,810,940
36,850,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	27,084,969
109,763,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	79,150,037
290,574,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	37,472,129
974,276,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	114,351,786
416,760,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	52,528,743
43,590,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	11,718,822
23,848,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	6,786,865
75,000,000		U.S. Treasury Note, 0.500%, 3/31/2017	75,003,450
150,000,000		U.S. Treasury Note, 0.625%, 6/30/2018	149,056,650
125,000,000		U.S. Treasury Note, 0.750%, 1/31/2018	124,736,375
205,000,000		U.S. Treasury Note, 0.750%, 8/31/2018	203,734,740

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$ 350,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	$347,634,700

		1,750,390,519

	Wireless – 0.6%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	24,477,907
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	2,460,023
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	6,293,337
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	673,200
1,609,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,621,068
985,000	Sprint Corp., 7.125%, 6/15/2024	1,014,550

		36,540,085

	Wirelines – 4.5%
33,710,000	AT&T, Inc., 2.625%, 12/01/2022	32,321,788
26,815,000	AT&T, Inc., 3.000%, 2/15/2022	26,553,259
406,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	404,059
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	2,737,086
17,235,000	CenturyLink, Inc., 6.450%, 6/15/2021	18,139,837
670,000	CenturyLink, Inc., 7.650%, 3/15/2042	586,250
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,515,950
4,508,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,933,230
195,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	190,125
24,103,000	Embarq Corp., 7.995%, 6/01/2036	22,596,562
265,000	Frontier Communications Corp., 7.875%, 1/15/2027	219,288
1,365,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,163,662
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(g)	337,512
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(g)	2,677,364
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(g)	6,101,557
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,500,162
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,522,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$3,156,790
333,000	Qwest Corp., 6.500%, 6/01/2017	339,061
12,308,000	Qwest Corp., 6.875%, 9/15/2033	11,751,814
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,737,325
9,474,000	Qwest Corp., 7.250%, 10/15/2035	8,971,452
3,185,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,946,125
7,955,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	7,597,025
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	5,899,048
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	13,387,691
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	10,606,777
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	44,377,321
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	31,400,703

		279,671,773

	Total Non-Convertible Bonds (Identified Cost $5,770,311,549)	5,540,100,330

Convertible Bonds – 5.3%
	Finance Companies – 0.1%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,520,038

	Midstream – 0.1%
5,470,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	5,490,512

	Property & Casualty Insurance – 1.0%
49,186,000	Old Republic International Corp., 3.750%, 3/15/2018	61,543,982

	Technology – 4.1%
106,061,000	Intel Corp., 3.250%, 8/01/2039	186,998,801
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	20,201,628
357,678	Liberty Interactive LLC, 3.500%, 1/15/2031	335,490
46,000,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	48,587,500

		256,123,419

	Total Convertible Bonds (Identified Cost $219,801,345)	327,677,951

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.3%
	Illinois – 0.1%
$ 9,150,000	State of Illinois, 5.100%, 6/01/2033	$8,086,953

	Michigan – 0.0%
2,240,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,062,256

	Virginia – 0.2%
10,740,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	8,553,443
	Total Municipals (Identified Cost $19,906,863)	18,702,652

	Total Bonds and Notes (Identified Cost $6,010,019,757)	5,886,480,933

Senior Loans – 0.5%
	Finance Companies – 0.5%
18,033,383	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.630%, 7/16/2018(d)	18,153,666
9,135,839	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 4.210%, 6/10/2018(d)	9,187,274

		27,340,940

	Total Senior Loans (Identified Cost $27,139,295)	27,340,940

Shares
Common Stocks – 1.0%
	Automobiles – 0.8%
4,063,816	Ford Motor Co.	49,294,088

	Metals & Mining – 0.1%
532,399	ArcelorMittal, (Registered)(j)	3,886,513

	REITs - Diversified – 0.1%
322,350	Weyerhaeuser Co.	9,699,511

	Total Common Stocks (Identified Cost $50,980,762)	62,880,112

Preferred Stocks – 0.0%
	Midstream – 0.0%
43,031	Chesapeake Energy Corp., 5.000%(j) (Identified Cost $3,673,619)	2,000,081

Principal Amount (‡)
Short-Term Investments – 1.3%
$ 81,473,805	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $81,474,077 on 1/03/2017 collateralized by $85,460,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $83,104,637 including accrued interest(k) (Identified Cost $81,473,805)	81,473,805

Description	Value (†)
Total Investments – 98.5% (Identified Cost $6,173,287,238)(a)	$6,060,175,871
Other assets less liabilities – 1.5%	89,572,236

Net Assets – 100.0%	$6,149,748,107

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$158,245,335	2.6%	$676	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $6,215,617,466 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$408,208,519
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(563,650,114)

Net unrealized depreciation	$(155,441,595)

(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $158,245,335 or 2.6% of net assets.
(d)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(e)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(f)	Perpetual bond with no specified maturity date.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(i)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of this security amounted to $676 or less than 0.1% of net assets.
(j)	Non-income producing security.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $833,751,448 or 13.6% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$18,852,436	$87,700,050	(a)	$106,552,486
Finance Companies	1,381,465	235,773,477	—		237,154,942
Metals & Mining	—	127,630,267	676	(b)	127,630,943
All Other Non-Convertible Bonds*	—	5,068,761,959	—		5,068,761,959

Total Non-Convertible Bonds	1,381,465	5,451,018,139	87,700,726		5,540,100,330

Convertible Bonds*	—	327,677,951	—		327,677,951
Municipals*	—	18,702,652	—		18,702,652

Total Bonds and Notes	1,381,465	5,797,398,742	87,700,726		5,886,480,933

Senior Loans*	—	27,340,940	—		27,340,940
Common Stocks*	62,880,112	—	—		62,880,112
Preferred Stocks*	—	—	2,000,081	(a)	2,000,081

Short-Term Investments	—	81,473,805	—		81,473,805

Total	$64,261,577	$5,906,213,487	$89,700,807		$6,060,175,871

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$90,763,489	$—	$11,464	$(1,981,180)	$—	$(1,093,723)	$—	$—	$87,700,050	$(1,947,964)
Metals & Mining	676	2,782	—	(2,782)	—	—	—	—	676	(2,782)
Non-Agency Commercial Mortgage-Backed Securities	18,290,710	—	(32,180)	41,470	—	(18,300,000)	—	—	—	—
Preferred Stocks
Midstream	—	—	—	155,127	—	—	1,844,954	—	2,000,081	155,127

Total	$109,054,875	$2,782	$(20,716)	$(1,787,365)	$—	$(19,393,723)	$1,844,954	$—	$89,700,807	$(1,795,619)

A debt security valued at $1,844,954 was transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	28.5%
Banking	12.6
Technology	4.9
Wirelines	4.5
Finance Companies	4.5
Midstream	3.3
Aerospace & Defense	3.2
Local Authorities	2.6
Airlines	2.2
Metals & Mining	2.2
Other Investments, less than 2% each	28.7
Short-Term Investments	1.3

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure Summary at December 31, 2016 (Unaudited)

United States Dollar	71.8%
Canadian Dollar	7.9
New Zealand Dollar	6.3
Mexican Peso	4.1
Australian Dollar	3.8
Norwegian Krone	3.4
Other, less than 2% each	1.2

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 96.1% of Net Assets
	ABS Car Loan – 1.9%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,546,664
1,704,479	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	1,706,764
1,891,929	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	1,894,566
1,825,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	1,822,964
2,875,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	2,852,486
330,349	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	330,326
2,310,000	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/15/2021, 144A	2,294,854
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,499,995
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	728,879

		16,677,498

	ABS Home Equity – 0.7%
2,391,767	Home Partners of America Trust, Series 2016-1, Class A, 2.386%, 3/17/2033, 144A(b)	2,408,657
1,476,791	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(b)	1,479,175
1,708,344	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	1,707,885

		5,595,717

	ABS Student Loan – 0.0%
381,847	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1.706%, 1/25/2039, 144A(b)	381,824

	Agency Commercial Mortgage-Backed Securities – 18.0%
6,658,115	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.458%, 11/25/2022(b)	6,684,502
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	981,524
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,351,290
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,576,697
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,168,567
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,795,949
3,491,968	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,540,611
689,914	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	698,518
2,584,841	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,617,662

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$7,854,572	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	$7,925,615
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,340,060
5,040,000	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1.234%, 9/25/2022(b)	5,049,118
1,558,704	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 0.864%, 11/25/2021(b)	1,555,358
10,616,200	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1.184%, 1/25/2023(b)	10,626,726
5,018,694	FHLMC Multifamily Structured Pass Through Certificates, Series KJ04, Class A1, 1.376%, 10/25/2020	4,974,121
19,300,000	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.324%, 11/25/2022(b)	19,325,198
26,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	26,046,656
213,002	Government National Mortgage Association, Series 2003-72, Class Z, 5.249%, 11/16/2045(b)	226,557
190,937	Government National Mortgage Association, Series 2003-88, Class Z, 4.878%, 3/16/2046(b)	201,416
8,122,914	Government National Mortgage Association, Series 2013-52, Class KX, 3.538%, 8/16/2051(b)	8,427,523

		155,113,668

	Collateralized Mortgage Obligations – 16.6%
91,774	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.860%, 5/15/2023(b)(c)	87,712
61,538	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.610%, 8/15/2023(b)(c)	59,864
239,605	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)	256,996
855,384	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	883,465
1,439,727	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	1,461,844
1,779,542	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,991,360
2,711,583	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	2,961,218
79,766	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034(c)	78,932
2,752,903	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	2,947,457
1,950,451	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.181%, 6/15/2048(b)	1,894,196
2,283,832	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.240%, 12/15/2036(b)	2,372,418
817,491	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.804%, 6/15/2043(b)	769,451
1,784,866	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	2,000,812
64,045	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 2.290%, 9/25/2022(b)(c)	63,098
60,128	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.840%, 4/25/2024(b)(c)	58,584
17,938	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.169%, 8/25/2042(b)(c)	19,140

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$982,035	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	$1,066,103
285,991	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034(c)	285,232
1,113,685	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 0.816%, 7/25/2037(b)	1,088,277
2,144,065	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.482%, 8/25/2038(b)	2,219,824
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.756%, 7/25/2043(b)	5,295,013
44,923	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.890%, 4/25/2023(b)(c)	43,792
11,270	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.495%, 3/25/2044(b)(c)	11,778
840,538	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 1.741%, 10/25/2044(b)	861,623
1,336,487	Government National Mortgage Association, Series 2010-H20, Class AF, 0.860%, 10/20/2060(b)	1,322,000
1,201,411	Government National Mortgage Association, Series 2010-H24, Class FA, 0.880%, 10/20/2060(b)	1,188,589
1,070,209	Government National Mortgage Association, Series 2011-H06, Class FA, 0.980%, 2/20/2061(b)	1,063,222
1,875,896	Government National Mortgage Association, Series 2012-124, Class HT, 7.274%, 7/20/2032(b)	2,119,709
2,597,231	Government National Mortgage Association, Series 2012-H15, Class FA, 0.980%, 5/20/2062(b)	2,596,386
1,217,766	Government National Mortgage Association, Series 2012-H18, Class NA, 1.050%, 8/20/2062(b)	1,213,731
5,851,580	Government National Mortgage Association, Series 2012-H29, Class HF, 1.030%, 10/20/2062(b)	5,853,913
5,107,978	Government National Mortgage Association, Series 2013-H02, Class GF, 1.030%, 12/20/2062(b)	5,111,471
4,775,898	Government National Mortgage Association, Series 2013-H08, Class FA, 0.880%, 3/20/2063(b)	4,726,925
3,531,970	Government National Mortgage Association, Series 2013-H10, Class FA, 0.930%, 3/20/2063(b)	3,505,240
11,884,232	Government National Mortgage Association, Series 2013-H22, Class FT, 1.320%, 4/20/2063(b)	11,968,389
6,761,396	Government National Mortgage Association, Series 2014-H14, Class FA, 1.030%, 7/20/2064(b)	6,720,019
4,674,619	Government National Mortgage Association, Series 2014-H15, Class FA, 1.030%, 7/20/2064(b)	4,642,965
4,939,868	Government National Mortgage Association, Series 2015-H05, Class FA, 0.830%, 4/20/2061(b)	4,905,255
12,092,109	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	12,056,489
10,373,296	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	10,174,538
2,789,981	Government National Mortgage Association, Series 2015-H11, Class FA, 0.780%, 4/20/2065(b)	2,774,590
6,443,649	Government National Mortgage Association, Series 2015-H19, Class FH, 0.830%, 7/20/2065(b)	6,421,236
2,029,794	Government National Mortgage Association, Series 2015-H29, Class FA, 1.230%, 10/20/2065(b)	2,029,538
1,323,695	Government National Mortgage Association, Series 2015-H30, Class FA, 1.210%, 8/20/2061(b)	1,322,325

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$6,884,946	Government National Mortgage Association, Series 2016-H06, Class FC, 1.450%, 2/20/2066(b)	$6,895,470
4,846,427	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.130%, 4/20/2066(b)	4,856,288
8,759,892	Government National Mortgage Association, Series 2016-H19, Class FJ, 0.930%, 9/20/2063(b)	8,711,287
338,186	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.999%, 12/07/2020(b)	337,446
812,364	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1.102%, 10/07/2020(b)	813,296
1,305,121	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1.212%, 12/08/2020(b)	1,308,595
86,395	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1.212%, 12/08/2020(b)	86,802

		143,503,903

	Government Sponsored – 1.6%
13,510,000	Federal Home Loan Bank, 1.000%, 9/26/2019	13,349,015

	Hybrid ARMs – 11.4%
721,657	FHLMC, 2.677%, 4/01/2036(b)	748,155
887,993	FHLMC, 2.703%, 9/01/2038(b)	935,532
2,021,142	FHLMC, 2.720%, 7/01/2033(b)	2,132,989
316,085	FHLMC, 2.743%, 9/01/2038(b)	334,866
3,330,397	FHLMC, 2.785%, 2/01/2036(b)	3,513,838
5,453,017	FHLMC, 2.785%, 3/01/2037(b)	5,769,873
1,300,814	FHLMC, 2.799%, 9/01/2038(b)	1,376,352
1,569,007	FHLMC, 2.881%, 2/01/2036(b)	1,657,925
651,044	FHLMC, 2.909%, 11/01/2038(b)	691,225
1,379,220	FHLMC, 2.932%, 3/01/2036(b)	1,464,712
560,949	FHLMC, 2.963%, 2/01/2035(b)	592,054
2,626,880	FHLMC, 2.976%, 4/01/2037(b)	2,778,610
968,254	FHLMC, 2.986%, 6/01/2037(b)	1,001,259
2,309,371	FHLMC, 3.012%, 9/01/2035(b)	2,448,262
1,515,995	FHLMC, 3.013%, 3/01/2038(b)	1,610,232
827,908	FHLMC, 3.063%, 11/01/2038(b)	879,167
874,305	FHLMC, 3.086%, 4/01/2037(b)	925,530
137,728	FHLMC, 3.179%, 12/01/2037(b)	142,715

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$707,830	FHLMC, 3.207%, 3/01/2037(b)	$751,689
578,005	FHLMC, 3.226%, 12/01/2034(b)	612,698
240,740	FNMA, 2.422%, 2/01/2037(b)	251,493
1,266,663	FNMA, 2.549%, 1/01/2036(b)	1,344,709
1,819,815	FNMA, 2.651%, 7/01/2035(b)	1,906,141
626,679	FNMA, 2.663%, 9/01/2034(b)	658,670
844,887	FNMA, 2.692%, 9/01/2036(b)	887,798
2,592,694	FNMA, 2.701%, 11/01/2033(b)	2,735,444
4,472,487	FNMA, 2.727%, 4/01/2034(b)	4,720,221
1,407,804	FNMA, 2.744%, 6/01/2036(b)	1,493,826
337,287	FNMA, 2.761%, 4/01/2033(b)	354,860
3,153,300	FNMA, 2.762%, 4/01/2037(b)	3,327,440
621,839	FNMA, 2.765%, 12/01/2034(b)	651,745
5,807,259	FNMA, 2.768%, 10/01/2034(b)	6,120,546
4,853,577	FNMA, 2.779%, 9/01/2037(b)	5,133,925
3,282,458	FNMA, 2.787%, 7/01/2035(b)	3,461,188
1,858,708	FNMA, 2.795%, 10/01/2033(b)	1,966,682
1,827,908	FNMA, 2.795%, 4/01/2037(b)	1,932,159
1,362,673	FNMA, 2.802%, 6/01/2033(b)	1,439,788
871,506	FNMA, 2.806%, 2/01/2037(b)	922,705
3,980,622	FNMA, 2.808%, 6/01/2037(b)	4,224,886
1,670,313	FNMA, 2.841%, 8/01/2035(b)	1,764,451
1,362,322	FNMA, 2.845%, 4/01/2034(b)	1,438,044
413,221	FNMA, 2.905%, 8/01/2035(b)	437,905
1,127,780	FNMA, 2.906%, 8/01/2034(b)	1,201,677
400,802	FNMA, 2.907%, 8/01/2038(b)	416,608
1,597,174	FNMA, 2.924%, 2/01/2047(b)	1,679,392
4,894,619	FNMA, 2.930%, 3/01/2037(b)	5,172,822

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$307,662	FNMA, 2.932%, 8/01/2033(b)	$325,978
2,969,484	FNMA, 2.937%, 9/01/2037(b)	3,141,509
990,063	FNMA, 2.963%, 5/01/2035(b)	1,047,736
677,913	FNMA, 3.009%, 7/01/2041(b)	709,189
403,012	FNMA, 3.040%, 3/01/2034(b)	424,554
447,900	FNMA, 3.051%, 8/01/2036(b)	474,195
498,084	FNMA, 3.089%, 11/01/2035(b)	525,757
647,256	FNMA, 3.105%, 10/01/2033(b)	684,236
3,713,773	FNMA, 3.190%, 7/01/2037(b)	3,924,530
1,374,942	FNMA, 3.723%, 6/01/2035(b)	1,454,846

		98,725,338

	Mortgage Related – 16.8%
107,798	FHLMC, 3.000%, 10/01/2026	110,689
758,303	FHLMC, 4.000%, with various maturities from 2024 to 2042(d)	797,659
560,423	FHLMC, 4.500%, with various maturities from 2025 to 2034(d)	591,188
236,137	FHLMC, 5.500%, 10/01/2023	252,513
284,453	FHLMC, 5.775%, 6/01/2020(b)	296,548
450,398	FHLMC, 5.905%, 8/01/2020(b)	472,354
263,724	FHLMC, 5.913%, 10/01/2020(b)	277,742
342,013	FHLMC, 5.952%, 11/01/2020(b)	360,495
18,651	FHLMC, 6.000%, 11/01/2019	19,357
362,417	FHLMC, 6.500%, with various maturities from 2017 to 2034(d)	412,295
427	FHLMC, 7.500%, 6/01/2026	480
855	FHLMC, 10.000%, 7/01/2019	878
15,090	FHLMC, 11.500%, 4/01/2020	15,334
182,671	FNMA, 3.000%, 3/01/2042	182,430
2,135,093	FNMA, 5.000%, with various maturities from 2037 to 2038(d)	2,344,509
1,141,319	FNMA, 5.500%, with various maturities from 2018 to 2033(d)	1,246,727
1,545,385	FNMA, 6.000%, with various maturities from 2017 to 2022(d)	1,666,595

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 224,733	FNMA, 6.500%, with various maturities from 2017 to 2037(d)	$254,622
11,614	FNMA, 7.000%, 12/01/2022	11,642
89,028	FNMA, 7.500%, with various maturities from 2017 to 2032(d)	99,429
4,260,965	GNMA, 2.226%, 2/20/2061(b)	4,416,344
3,182,329	GNMA, 2.412%, 2/20/2063(b)	3,313,246
4,361,522	GNMA, 2.699%, 3/20/2063(b)	4,571,094
1,205,946	GNMA, 2.795%, 6/20/2065(b)	1,284,336
1,196,241	GNMA, 2.801%, 5/20/2065(b)	1,274,249
2,414,867	GNMA, 2.894%, 2/20/2063(b)	2,540,987
3,335,357	GNMA, 4.424%, 6/20/2063	3,547,185
1,963,497	GNMA, 4.444%, 3/20/2063	2,075,517
1,855,816	GNMA, 4.460%, 2/20/2063	1,956,003
4,094,324	GNMA, 4.481%, 2/20/2062	4,294,496
4,786,410	GNMA, 4.491%, 10/20/2065	5,177,063
4,169,805	GNMA, 4.528%, 12/20/2061	4,355,887
6,850,308	GNMA, 4.541%, 12/20/2062	7,225,506
16,261,195	GNMA, 4.546%, 12/20/2061	16,964,516
1,909,095	GNMA, 4.553%, 3/20/2062	1,997,114
599,159	GNMA, 4.589%, 7/20/2063	643,551
11,345,537	GNMA, 4.591%, 11/20/2062	11,973,178
3,856,219	GNMA, 4.592%, 6/20/2062	4,044,628
1,404,043	GNMA, 4.594%, 4/20/2063	1,489,544
1,147,043	GNMA, 4.596%, 8/20/2061	1,192,167
2,192,149	GNMA, 4.606%, 2/20/2066	2,366,497
1,671,528	GNMA, 4.633%, 3/20/2062	1,749,204
1,867,493	GNMA, 4.634%, 3/20/2064	2,010,378
2,126,861	GNMA, 4.650%, 11/20/2063	2,292,299
455,337	GNMA, 4.659%, 1/20/2064	492,237

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$6,563,692	GNMA, 4.672%, 2/20/2062	$6,874,497
7,637,349	GNMA, 4.684%, 8/20/2061	7,883,266
3,057,655	GNMA, 4.686%, 2/20/2062	3,197,205
1,762,308	GNMA, 4.687%, 5/20/2064	1,912,472
1,279,442	GNMA, 4.699%, 6/20/2061	1,315,146
6,847,242	GNMA, 4.700%, with various maturities in 2061(d)	7,092,963
1,346,693	GNMA, 4.716%, 3/20/2061	1,389,521
1,227,952	GNMA, 4.751%, 8/20/2062	1,285,210
529,440	GNMA, 5.067%, 4/20/2061	554,810
18,068	GNMA, 6.000%, 12/15/2031	20,999
76,252	GNMA, 6.500%, 5/15/2031	88,349
74,243	GNMA, 7.000%, 10/15/2028	82,868
4,185,705	Government National Mortgage Association, Series 2015-H04, Class FL, 1.000%, 2/20/2065(b)	4,150,963
6,386,570	Government National Mortgage Association, Series 2015-H12, Class FL, 0.760%, 5/20/2065(b)	6,303,145

		144,812,126

	Non-Agency Commercial Mortgage-Backed Securities – 5.2%
39,732	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	39,708
687,182	Banc of America Commercial Mortgage Trust, Series 2007-2, Class A4, 5.638%, 4/10/2049(b)	686,664
300,818	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	305,998
3,445,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2016-ASHF, Class A, 2.439%, 12/15/2033, 144A(b)	3,455,651
478,172	Barclays Commercial Mortgage Securities, Series 2015-RRI, Class A, 1.854%, 5/15/2032, 144A(b)	478,193
3,167,760	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 2.104%, 12/15/2027, 144A(b)	3,177,702
2,462,227	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.654%, 6/15/2031, 144A(b)	2,461,054
3,425,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 2.074%, 10/15/2031, 144A(b)	3,369,153
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,412,965
1,399,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,507,469
2,438,425	GP Portfolio Trust, Series 2014-GPP, Class A, 1.654%, 2/15/2027, 144A(b)	2,443,725
3,267,283	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	3,314,028

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.604%, 10/15/2029, 144A(b)	$5,489,868
1,478,689	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.700%, 7/15/2031, 144A(b)	1,480,226
4,115,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.404%, 7/15/2036, 144A(b)	4,145,968
394,096	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	394,896
1,313,933	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	1,317,004
1,619,452	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.754%, 4/15/2032, 144A(b)	1,610,335
3,700,000	Starwood Retail Property Trust, Inc., 1.924%, 11/15/2027, 144A(b)	3,673,266
1,347,036	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	1,356,784

		45,120,657

	Sovereigns – 0.2%
1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	1,969,545

	Treasuries – 23.7%
24,105,000	U.S. Treasury Note, 1.125%, 6/30/2021	23,330,072
28,700,000	U.S. Treasury Note, 1.125%, 8/31/2021	27,730,256
30,030,000	U.S. Treasury Note, 1.250%, 1/31/2020	29,809,460
48,640,000	U.S. Treasury Note, 1.375%, 1/31/2021	47,862,879
17,125,000	U.S. Treasury Note, 1.625%, 7/31/2020	17,113,629
10,360,000	U.S. Treasury Note, 1.625%, 11/30/2020	10,318,322
5,670,000	U.S. Treasury Note, 2.000%, 11/15/2026	5,455,379
13,545,000	U.S. Treasury Note, 2.125%, 8/31/2020	13,764,050
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	14,068,650
14,790,000	U.S. Treasury Note, 2.250%, 12/31/2023	14,796,936

		204,249,633

	Total Bonds and Notes (Identified Cost $841,304,977)	829,498,924

Short-Term Investments – 6.0%
5,920,000	Federal Home Loan Bank Discount Notes, 0.029%-0.425%, 1/05/2017(e)	5,919,876
7,575,000	Federal Home Loan Bank Discount Notes, 0.400%-0.480%, 1/06/2017(e)	7,574,757
14,920,000	Federal Home Loan Bank Discount Notes, 0.400%-0.510%, 1/31/2017(e)	14,915,584
20,936,023	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $20,936,093 on 1/03/2017 collateralized by $22,795,000 Federal Home Loan Mortgage Corp., 2.640% due 2/22/2030 valued at $21,355,040 including accrued interest(f)	20,936,023

	Description	Value (†)
1,870,000	U.S. Treasury Bills, 0.443%, 01/05/2017(e)	$1,869,962

	Total Short-Term Investments (Identified Cost $51,214,416)	51,216,202

	Total Investments – 102.1% (Identified Cost $892,519,393)(a)	880,715,126
	Other assets less liabilities – (2.1)%	(17,772,365)

	Net Assets – 100.0%	$862,942,761

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$965,128	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $892,694,997 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,779,253
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,759,124)

Net unrealized depreciation	$(11,979,871)

At September 30, 2016, the Fund had a short-term capital loss carryforward of $848,283 with no expiration date and a long-term capital loss carryforward of $11,847,451 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $965,128 or 0.1% of net assets.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $55,987,357 or 6.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	—	146,686,145	8,427,523	(a)	155,113,668
Collateralized Mortgage Obligations	—	142,538,775	965,128	(b)	143,503,903
All Other Bonds and Notes *	—	530,881,353	—		530,881,353

Total Bonds and Notes	—	820,106,273	9,392,651		829,498,924

Short-Term Investments	—	51,216,202	—		51,216,202

Total	$—	$871,322,475	$9,392,651		$880,715,126

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
ABS Student Loan	$400,000	$—	$—	$—	$—	$—	$—	$(400,000)	$—	$—
Agency Commercial Mortgage-Backed Securities	11,781,022	—	(583,044)	468,678	—	(3,239,133)	—	—	8,427,523	5,076
Collateralized Mortgage Obligations	1,488,611	—	(31,964)	28,422	—	(519,941)	—	—	965,128	26,010
Non-Agency Commercial Mortgage-Backed Securities	3,037,018	—	(3,950)	6,932	—	(3,040,000)	—	—	—	—

Total	$16,706,651	$—	$(618,958)	$504,032	$—	$(6,799,074)	$—	$(400,000)	$9,392,651	$31,086

A debt security valued at $400,000 was transferred from Level 3 to Level 2 during the period ended December 31, 2016. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	23.7%
Agency Commercial Mortgage-Backed Securities	18.0
Mortgage Related	16.8
Collateralized Mortgage Obligations	16.6
Hybrid ARMs	11.4
Non-Agency Commercial Mortgage-Backed Securities	5.2
Other Investments, less than 2% each	4.4
Short-Term Investments	6.0

Total Investments	102.1
Other assets less liabilities	(2.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 96.8% of Net Assets
	Aerospace & Defense – 1.2%
244,334	Hexcel Corp.	$12,568,541

	Air Freight & Logistics – 0.7%
280,612	Echo Global Logistics, Inc.(b)	7,029,331

	Auto Components – 2.3%
163,892	Dorman Products, Inc.(b)	11,973,949
114,717	LCI Industries	12,360,757

		24,334,706

	Banks – 4.5%
221,141	Chemical Financial Corp.	11,979,208
218,058	Pinnacle Financial Partners, Inc.	15,111,419
158,608	PrivateBancorp, Inc.	8,594,968
292,555	Renasant Corp.	12,351,672

		48,037,267

	Biotechnology – 3.3%
202,278	Acceleron Pharma, Inc.(b)	5,162,135
289,619	Genomic Health, Inc.(b)	8,511,902
662,910	Ironwood Pharmaceuticals, Inc.(b)	10,135,894
457,549	Lexicon Pharmaceuticals, Inc.(b)	6,327,903
107,011	Prothena Corp. PLC(b)	5,263,871

		35,401,705

	Building Products – 2.4%
258,646	Apogee Enterprises, Inc.	13,853,080
179,893	Trex Co., Inc.(b)	11,585,109

		25,438,189

	Capital Markets – 2.5%
336,372	Financial Engines, Inc.	12,361,671
96,735	MarketAxess Holdings, Inc.	14,212,306

		26,573,977

	Commercial Services & Supplies – 2.1%
277,949	Healthcare Services Group, Inc.	10,887,262
284,114	Team, Inc.(b)	11,151,475

		22,038,737

	Construction & Engineering – 2.2%
254,242	Granite Construction, Inc.	13,983,310
441,769	Primoris Services Corp.	10,063,498

		24,046,808

	Distributors – 1.1%
113,616	Pool Corp.	11,854,693

	Diversified Consumer Services – 3.7%
204,920	Bright Horizons Family Solutions, Inc.(b)	14,348,498
216,664	Grand Canyon Education, Inc.(b)	12,664,011

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Consumer Services – continued
559,936	Nord Anglia Education, Inc.(b)	$13,046,509

		40,059,018

	Diversified Telecommunication Services – 2.1%
318,684	Cogent Communications Holdings, Inc.	13,177,583
1,157,451	ORBCOMM, Inc.(b)	9,572,120

		22,749,703

	Electrical Equipment – 1.1%
285,949	Generac Holdings, Inc.(b)	11,649,562

	Electronic Equipment, Instruments & Components – 2.0%
122,497	IPG Photonics Corp.(b)	12,091,679
294,023	Orbotech Ltd.(b)	9,823,308

		21,914,987

	Energy Equipment & Services – 1.6%
165,947	Dril-Quip, Inc.(b)	9,965,117
341,216	Forum Energy Technologies, Inc.(b)	7,506,752

		17,471,869

	Food Products – 1.1%
304,298	Snyder’s-Lance, Inc.	11,666,785

	Health Care Equipment & Supplies – 9.6%
242,812	AtriCure, Inc.(b)	4,751,831
271,344	Cynosure, Inc., Class A(b)	12,373,286
209,544	Inogen, Inc.(b)	14,075,070
314,574	Insulet Corp.(b)	11,853,148
91,304	Integra LifeSciences Holdings Corp.(b)	7,832,970
390,759	Merit Medical Systems, Inc.(b)	10,355,113
149,580	Neogen Corp.(b)	9,872,280
97,983	Nevro Corp.(b)	7,119,445
83,089	NxStage Medical, Inc.(b)	2,177,763
394,575	Spectranetics Corp.(b)	9,667,088
540,412	Wright Medical Group NV(b)	12,418,668

		102,496,662

	Health Care Providers & Services – 3.3%
300,188	AMN Healthcare Services, Inc.(b)	11,542,229
384,006	Ensign Group, Inc. (The)	8,528,773
370,648	HealthEquity, Inc.(b)	15,018,657

		35,089,659

	Health Care Technology – 1.4%
220,271	Evolent Health, Inc., Class A(b)	3,260,011
239,563	Medidata Solutions, Inc.(b)	11,899,094

		15,159,105

	Hotels, Restaurants & Leisure – 4.6%
323,822	Chuy’s Holdings, Inc.(b)	10,508,024
534,467	Planet Fitness, Inc., Class A	10,742,787
137,763	Texas Roadhouse, Inc.	6,645,687
86,827	Vail Resorts, Inc.	14,006,063

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
264,371	Wingstop, Inc.	$7,822,738

		49,725,299

	Household Durables – 2.4%
223,343	Installed Building Products, Inc.(b)	9,224,066
170,938	iRobot Corp.(b)	9,991,326
97,102	Universal Electronics, Inc.(b)	6,267,934

		25,483,326

	Internet Software & Services – 6.5%
339,455	2U, Inc.(b)	10,234,568
154,351	Criteo S.A., Sponsored ADR(b)	6,340,739
293,029	Envestnet, Inc.(b)	10,329,272
137,103	LogMeIn, Inc.	13,237,295
417,034	Q2 Holdings, Inc.(b)	12,031,431
490,357	Quotient Technology, Inc.(b)	5,271,338
287,417	Wix.com Ltd.(b)	12,804,427

		70,249,070

	IT Services – 3.5%
79,781	EPAM Systems, Inc.(b)	5,130,716
184,737	Euronet Worldwide, Inc.(b)	13,380,501
136,002	ExlService Holdings, Inc.(b)	6,859,941
342,391	InterXion Holding NV(b)	12,007,652

		37,378,810

	Life Sciences Tools & Services – 2.8%
296,078	Accelerate Diagnostics, Inc.(b)	6,143,618
242,646	INC Research Holdings, Inc., Class A(b)	12,763,180
211,673	PRA Health Sciences, Inc.(b)	11,667,416

		30,574,214

	Machinery – 3.5%
189,654	Astec Industries, Inc.	12,794,059
91,230	Middleby Corp. (The)(b)	11,751,336
136,149	RBC Bearings, Inc.(b)	12,635,989

		37,181,384

	Oil, Gas & Consumable Fuels – 1.1%
161,764	PDC Energy, Inc.(b)	11,740,831

	Pharmaceuticals – 2.2%
236,187	Dermira, Inc.(b)	7,163,552
200,517	Medicines Co. (The)(b)	6,805,547
385,547	Supernus Pharmaceuticals, Inc.(b)	9,735,062

		23,704,161

	Professional Services – 1.6%
239,270	WageWorks, Inc.(b)	17,347,075

	Real Estate Management & Development – 0.6%
197,728	HFF, Inc., Class A	5,981,272

	Semiconductors & Semiconductor Equipment – 6.4%
280,078	Inphi Corp.(b)	12,497,080

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
243,820	Intersil Corp.	$5,437,186
299,601	MKS Instruments, Inc.	17,796,300
182,755	Monolithic Power Systems, Inc.	14,973,117
172,333	Semtech Corp.(b)	5,437,106
198,535	Silicon Laboratories, Inc.(b)	12,904,775

		69,045,564

	Software – 6.6%
161,690	Blackbaud, Inc.	10,348,160
562,064	Callidus Software, Inc.(b)	9,442,675
166,388	CommVault Systems, Inc.(b)	8,552,343
272,958	Guidewire Software, Inc.(b)	13,465,018
96,515	HubSpot, Inc.(b)	4,536,205
472,668	RingCentral, Inc., Class A(b)	9,736,961
83,524	Ultimate Software Group, Inc. (The)(b)	15,230,602

		71,311,964

	Specialty Retail – 1.5%
90,496	Monro Muffler Brake, Inc.	5,176,371
580,560	Tile Shop Holdings, Inc.(b)	11,349,948

		16,526,319

	Textiles, Apparel & Luxury Goods – 2.4%
171,892	Columbia Sportswear Co.	10,021,304
89,396	Oxford Industries, Inc.	5,375,381
276,261	Steven Madden Ltd.(b)	9,876,331

		25,273,016

	Thrifts & Mortgage Finance – 1.0%
329,253	Essent Group Ltd.(b)	10,657,920

	Trading Companies & Distributors – 1.9%
214,609	Beacon Roofing Supply, Inc.(b)	9,887,037
313,326	SiteOne Landscape Supply, Inc.(b)	10,881,812

		20,768,849

	Total Common Stocks (Identified Cost $837,175,375)	1,038,530,378

Principal Amount
Short-Term Investments – 3.8%
$ 41,165,023	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $41,165,160 on 1/03/2017 collateralized by $43,180,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $41,989,916 including accrued interest(c) (Identified Cost $41,165,023)	41,165,023

Description	Value (†)
Total Investments – 100.6% (Identified Cost $878,340,398)(a)	$1,079,695,401
Other assets less liabilities – (0.6)%	(6,843,573)

Net Assets – 100.0%	$1,072,851,828

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2016, the net unrealized appreciation on investments based on a cost of $878,340,398 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$220,939,479
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(19,584,476)

Net unrealized appreciation	$201,355,003

At September 30, 2016, the Fund had a short-term capital loss carryforward of $7,329,238 with no expiration date. At September 30, 2016, late-year ordinary and post-October capital loss deferrals were $3,107,069. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,038,530,378	$—	$—	$1,038,530,378

Short-Term Investments	—	41,165,023	—	41,165,023

Total	$1,038,530,378	$41,165,023	$—	$1,079,695,401

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2016 (Unaudited)

Health Care Equipment & Supplies	9.6%
Software	6.6
Internet Software & Services	6.5
Semiconductors & Semiconductor Equipment	6.4
Hotels, Restaurants & Leisure	4.6
Banks	4.5
Diversified Consumer Services	3.7
IT Services	3.5
Machinery	3.5
Biotechnology	3.3
Health Care Providers & Services	3.3
Life Sciences Tools & Services	2.8
Capital Markets	2.5
Household Durables	2.4
Building Products	2.4
Textiles, Apparel & Luxury Goods	2.4
Auto Components	2.3
Construction & Engineering	2.2
Pharmaceuticals	2.2
Diversified Telecommunication Services	2.1
Commercial Services & Supplies	2.1
Electronic Equipment, Instruments & Components	2.0
Other Investments, less than 2% each	15.9
Short-Term Investments	3.8

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 97.0% of Net Assets
	Aerospace & Defense – 4.0%
1,605	HEICO Corp.	$123,826
3,425	Hexcel Corp.	176,182
817	TransDigm Group, Inc.	203,400

		503,408

	Air Freight & Logistics – 1.1%
3,358	XPO Logistics, Inc.(b)	144,931

	Auto Components – 1.3%
1,586	LCI Industries	170,891

	Banks – 5.0%
2,989	Columbia Banking System, Inc.	133,548
2,326	First Republic Bank	214,318
4,248	Home BancShares, Inc.	117,967
3,411	Western Alliance Bancorp(b)	166,150

		631,983

	Biotechnology – 1.9%
10,855	Ironwood Pharmaceuticals, Inc.(b)	165,973
1,887	Neurocrine Biosciences, Inc.(b)	73,027

		239,000

	Building Products – 0.8%
1,267	American Woodmark Corp.(b)	95,342

	Capital Markets – 4.6%
2,023	CBOE Holdings, Inc.	149,479
1,100	MarketAxess Holdings, Inc.	161,612
1,602	MSCI, Inc.	126,206
2,898	SEI Investments Co.	143,045

		580,342

	Commercial Services & Supplies – 3.9%
3,881	Healthcare Services Group, Inc.	152,019
3,898	KAR Auction Services, Inc.	166,133
5,009	Ritchie Bros. Auctioneers, Inc.	170,306

		488,458

	Diversified Consumer Services – 4.4%
2,487	Bright Horizons Family Solutions, Inc.(b)	174,140
2,973	Grand Canyon Education, Inc.(b)	173,772
8,981	Nord Anglia Education, Inc.(b)	209,257

		557,169

	Diversified Telecommunication Services – 1.6%
4,773	Cogent Communications Holdings, Inc.	197,364

	Electrical Equipment – 3.6%
803	Acuity Brands, Inc.	185,380
4,262	Generac Holdings, Inc.(b)	173,634

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – continued
2,540	Sensata Technologies Holding NV(b)	$98,933

		457,947

	Electronic Equipment, Instruments & Components – 4.2%
1,365	Coherent, Inc.(b)	187,531
4,986	National Instruments Corp.	153,668
6,233	Trimble, Inc.(b)	187,925

		529,124

	Energy Equipment & Services – 1.8%
2,164	Dril-Quip, Inc.(b)	129,948
2,441	Oil States International, Inc.(b)	95,199

		225,147

	Food & Staples Retailing – 1.1%
1,187	Casey’s General Stores, Inc.	141,111

	Health Care Equipment & Supplies – 8.2%
1,923	Align Technology, Inc.(b)	184,858
2,369	Cantel Medical Corp.	186,559
2,030	DexCom, Inc.(b)	121,191
1,373	Penumbra, Inc.(b)	87,597
1,841	STERIS PLC	124,065
1,788	West Pharmaceutical Services, Inc.	151,676
7,655	Wright Medical Group NV(b)	175,912

		1,031,858

	Health Care Providers & Services – 6.1%
3,144	HealthEquity, Inc.(b)	127,395
1,924	MEDNAX, Inc.(b)	128,254
3,358	Surgical Care Affiliates, Inc.(b)	155,374
2,492	VCA, Inc.(b)	171,076
1,427	WellCare Health Plans, Inc.(b)	195,613

		777,712

	Health Care Technology – 3.0%
1,178	athenahealth, Inc.(b)	123,890
5,332	HealthStream, Inc.(b)	133,567
3,069	Veeva Systems, Inc., Class A(b)	124,908

		382,365

	Hotels, Restaurants & Leisure – 6.2%
2,240	Dunkin’ Brands Group, Inc.	117,465
574	Panera Bread Co., Class A(b)	117,722
7,809	Planet Fitness, Inc., Class A	156,961
2,109	Six Flags Entertainment Corp.	126,456
1,608	Texas Roadhouse, Inc.	77,570
1,191	Vail Resorts, Inc.	192,120

		788,294

	Internet Software & Services – 4.5%
781	CoStar Group, Inc.(b)	147,211
4,557	GTT Communications, Inc.(b)	131,014
1,714	j2 Global, Inc.	140,205

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – continued
2,226	SPS Commerce, Inc.(b)	$155,575

		574,005

	IT Services – 5.2%
2,414	Black Knight Financial Services, Inc., Class A(b)	91,249
4,363	Booz Allen Hamilton Holding Corp.	157,373
2,029	Broadridge Financial Solutions, Inc.	134,523
1,986	ExlService Holdings, Inc.(b)	100,174
1,789	Gartner, Inc.(b)	180,814

		664,133

	Leisure Products – 1.1%
2,614	Brunswick Corp.	142,568

	Life Sciences Tools & Services – 1.3%
2,240	ICON PLC(b)	168,448

	Machinery – 3.6%
1,371	Middleby Corp. (The)(b)	176,598
3,265	Sun Hydraulics Corp.	130,502
2,728	Toro Co. (The)	152,632

		459,732

	Media – 1.2%
5,642	Live Nation Entertainment, Inc.(b)	150,077

	Oil, Gas & Consumable Fuels – 2.4%
1,569	Diamondback Energy, Inc.(b)	158,563
4,221	Parsley Energy, Inc., Class A(b)	148,748

		307,311

	Professional Services – 1.1%
4,495	TransUnion(b)	139,030

	Real Estate Management & Development – 1.1%
2,908	First Service Corp.	138,072

	Semiconductors & Semiconductor Equipment – 3.9%
3,026	Advanced Energy Industries, Inc.(b)	165,674
3,308	MACOM Technology Solutions Holdings, Inc.(b)	153,094
2,633	Silicon Laboratories, Inc.(b)	171,145

		489,913

	Software – 6.5%
2,286	Blackbaud, Inc.	146,304
8,495	Callidus Software, Inc.(b)	142,716
3,201	Guidewire Software, Inc.(b)	157,906
2,621	HubSpot, Inc.(b)	123,187
2,411	Paylocity Holding Corp.(b)	72,354
986	Ultimate Software Group, Inc. (The)(b)	179,797

		822,264

	Specialty Retail – 1.1%
4,183	Camping World Holdings, Inc., Class A	136,324

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 1.2%
2,499	Columbia Sportswear Co.	$145,692

	Total Common Stocks (Identified Cost $10,906,953)	12,280,015

Principal Amount
Short-Term Investments – 3.5%
$ 447,951	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $447,952 on 1/03/2017 collateralized by $470,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $457,046 including accrued interest(c) (Identified Cost $447,951)	447,951

	Total Investments – 100.5% (Identified Cost $11,354,904)(a)	12,727,966
	Other assets less liabilities – (0.5)%	(68,242)

	Net Assets – 100.0%	$12,659,724

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2016, the net unrealized appreciation on investments based on a cost of $11,354,904 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,690,145
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(317,083)

Net unrealized appreciation	$1,373,062

At September 30, 2016, the Fund had a short-term capital loss carryforward of $1,072,253 with no expiration date and a long-term capital loss carryforward of $29,020 with no expiration date. At September 30, 2016, late-year ordinary and post-October capital loss deferrals were $7,917. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,280,015	$—	$—	$12,280,015
Short-Term Investments	—	447,951	—	447,951

Total	$12,280,015	$447,951	$—	$12,727,966

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2016 (Unaudited)

Health Care Equipment & Supplies	8.2%
Software	6.5
Hotels, Restaurants & Leisure	6.2
Health Care Providers & Services	6.1
IT Services	5.2
Banks	5.0
Capital Markets	4.6
Internet Software & Services	4.5
Diversified Consumer Services	4.4
Electronic Equipment, Instruments & Components	4.2
Aerospace & Defense	4.0
Semiconductors & Semiconductor Equipment	3.9
Commercial Services & Supplies	3.9
Machinery	3.6
Electrical Equipment	3.6
Health Care Technology	3.0
Oil, Gas & Consumable Fuels	2.4
Other Investments, less than 2% each	17.7
Short-Term Investments	3.5

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 78.9% of Net Assets
Non-Convertible Bonds – 71.0%
	ABS Other – 0.2%
$ 20,153,619	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$12,817,702
7,882,954	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	2,271,867
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	609,000
11,238,245	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	10,800,138

		26,498,707

	Aerospace & Defense – 1.3%
3,949,000	Arconic, Inc., 5.870%, 2/23/2022	4,225,430
5,075,000	Arconic, Inc., 5.900%, 2/01/2027	5,290,688
1,405,000	Arconic, Inc., 5.950%, 2/01/2037	1,366,714
4,330,000	Arconic, Inc., 6.750%, 1/15/2028	4,641,760
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	421,368
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,369,250
16,246,000	KLX, Inc., 5.875%, 12/01/2022, 144A	16,733,380
22,548,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	22,829,850
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	22,441,344
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	3,863,025
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	25,646,726
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	18,608,837

		136,438,372

	Airlines – 2.9%
144,285,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	148,974,262
10,157,634	American Airlines Pass Through Certificates, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	10,162,103
12,417,134	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	12,698,755
136,151	Continental Airlines Pass Through Certificates, Series 1997-4, Class B, 6.900%, 7/02/2018	137,512
440,970	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020	453,097
2,568,157	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,664,462

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 2,379,778	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	$2,430,776
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,855,600
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	921
432,962	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	460,023
671,482	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	723,925
6,442,952	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	6,508,348
34,669,397	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	38,278,828
5,498,371	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	6,103,192
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	50,785,625
3,508,260	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	3,560,112
5,119,770	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	5,222,166

		311,019,707

	Automotive – 0.3%
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,382,333
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,622,266
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,275,620
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	26,901,788

		35,182,007

	Banking – 5.4%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	6,959,520
7,045,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	7,068,530
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	268,208
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(f)	1,541,250
10,000,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	7,599,449
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	26,013,740
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	15,577,357
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,549,081
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	19,486,463

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	$9,112,389
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	17,785,940
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	32,053,701
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	876,984
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	37,090,754
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	26,215,508
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	139,102,888
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	52,917,411
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	73,653,817
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,177,135
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	47,974,506
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,950,620
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	40,771,614

		578,746,865

	Brokerage – 1.0%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	4,825,000
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	22,314,600
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	45,027,426
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,407,379
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,686,549

		109,260,954

	Building Materials – 0.5%
19,945,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	18,424,194
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,586,917
3,475,000	Masco Corp., 7.125%, 3/15/2020	3,909,375
2,630,000	Masco Corp., 7.750%, 8/01/2029	3,218,749
2,000,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	2,160,000
18,640,000	Owens Corning, 7.000%, 12/01/2036	22,100,590

		57,399,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – 1.3%
$ 850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	$875,500
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,004,250
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,464,175
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,523,500
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	18,191,691
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	20,541,415
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,378,847
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	143,970
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	50,106,160
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	8,659,996
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	7,210,000
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	20,959,750

		140,059,254

	Chemicals – 3.4%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	20,206,200
99,610,000	Chemours Co. (The), 6.625%, 5/15/2023	98,613,900
18,370,000	Chemours Co. (The), 7.000%, 5/15/2025	18,094,450
85,854,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	85,854,000
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	21,250,000
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	10,465,600
6,010,000	Hexion, Inc., 8.875%, 2/01/2018	5,979,950
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	3,765,510
16,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	12,994,800
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	89,428,786
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	747,825

		367,401,021

	Construction Machinery – 0.1%
840,000	Joy Global, Inc., 6.625%, 11/15/2036	1,044,120

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – continued
$ 5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	$5,360,250
4,178,000	United Rentals North America, Inc., 7.625%, 4/15/2022	4,397,345

		10,801,715

	Consumer Cyclical Services – 0.1%
670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	698,475
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,788,750

		6,487,225

	Consumer Products – 0.1%
11,545,000	Avon Products, Inc., 8.950%, 3/15/2043	10,130,737

	Diversified Manufacturing – 0.5%
57,000,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	40,045,364
25,320,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	17,630,211

		57,675,575

	Electric – 1.3%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	5,030,356
9,505,000	AES Corp. (The), 5.500%, 3/15/2024	9,671,338
10,185,000	AES Corp. (The), 5.500%, 4/15/2025	10,134,075
37,660,419	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	41,090,304
49,217,455	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(e)	14,638,256
1,022,976	CE Generation LLC, 7.416%, 12/15/2018	956,483
19,705,000	Dynegy, Inc., 7.625%, 11/01/2024	18,177,862
29,959,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,615,701
3,570,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,478,094
369,967	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	369,967

		135,162,436

	Finance Companies – 4.4%
4,095,000	iStar, Inc., 4.875%, 7/01/2018	4,089,881
14,060,000	iStar, Inc., 5.000%, 7/01/2019	14,112,725
23,175,000	iStar, Inc., 5.850%, 3/15/2017	23,279,287

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 10,400,000	iStar, Inc., 7.125%, 2/15/2018	$10,712,000
19,915,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	19,915,000
2,260,000	Navient Corp., 5.875%, 10/25/2024	2,147,000
109,950(††)	Navient Corp., 6.000%, 12/15/2043	2,433,194
30,265,000	Navient Corp., MTN, 6.125%, 3/25/2024	29,394,881
14,465,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	14,465,000
23,020,000	Navient LLC, 4.875%, 6/17/2019	23,825,700
22,945,000	Navient LLC, 5.500%, 1/25/2023	22,256,650
5,910,000	Navient LLC, MTN, 4.625%, 9/25/2017	6,006,038
7,780,000	Navient LLC, MTN, 5.500%, 1/15/2019	8,071,750
6,490,000	Navient LLC, MTN, 7.250%, 1/25/2022	6,871,288
2,160,000	Navient LLC, MTN, 8.000%, 3/25/2020	2,396,304
50,910,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	42,000,750
51,680,000	Springleaf Finance Corp., 5.250%, 12/15/2019	52,067,600
121,575,000	Springleaf Finance Corp., 7.750%, 10/01/2021	128,261,625
55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	57,490,675

		469,797,348

	Food & Beverage – 0.0%
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,099,600

	Government Owned - No Guarantee – 0.6%
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	22,433,698
21,145,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	18,474,387
30,955,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	22,881,936

		63,790,021

	Healthcare – 2.8%
2,160,000	BioScrip, Inc., 8.875%, 2/15/2021	1,620,000
1,290,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	896,550
40,686,000	HCA, Inc., 5.875%, 5/01/2023	43,228,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$ 14,620,000	HCA, Inc., 7.050%, 12/01/2027	$14,985,500
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,645,052
24,215,000	HCA, Inc., 7.500%, 11/06/2033	25,667,900
43,928,000	HCA, Inc., 7.690%, 6/15/2025	47,771,700
32,745,000	HCA, Inc., 8.360%, 4/15/2024	37,165,575
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	11,653,162
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,037,790
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	946,644
29,130,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	28,401,750
25,530,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	22,530,225
33,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	25,882,379
1,015,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,058,138
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	934,065

		295,425,305

	Home Construction – 1.0%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	3,121,125
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	10,020,000
29,735,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	22,821,612
3,620,000	KB Home, 4.750%, 5/15/2019	3,692,400
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	45,369,600
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,157,025
10,305,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	10,485,338
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	200,850

		108,867,950

	Independent Energy – 2.0%
595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	584,079
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	507,358
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	4,924,238

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	$7,350,862
7,480,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	6,601,100
15,000,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	14,625,000
1,705,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(d)	1,270,225
8,645,000	California Resources Corp., 5.500%, 9/15/2021	6,786,325
1,188,000	California Resources Corp., 6.000%, 11/15/2024	871,695
24,150,000	California Resources Corp., 8.000%, 12/15/2022, 144A	21,493,500
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,195,375
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	55,000
8,890,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	9,067,800
6,505,000	Continental Resources, Inc., 3.800%, 6/01/2024	6,000,862
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023	20,133,937
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	160,200
1,570,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,420,850
1,022,000	Noble Energy, Inc., 5.625%, 5/01/2021	1,057,985
1,940,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,988,500
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,528,500
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,060,138
17,187,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(g)	8,937,240
6,250,000	Rice Energy, Inc., 6.250%, 5/01/2022	6,421,875
7,200,000	RSP Permian, Inc., 6.625%, 10/01/2022	7,614,000
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	17,012,600
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	9,686,600
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,767,142
21,280,000	SM Energy Co., 6.125%, 11/15/2022	21,546,000
801,000	SM Energy Co., 6.500%, 11/15/2021	817,020
2,522,000	SM Energy Co., 6.500%, 1/01/2023	2,562,983

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 1,110,000	Southwestern Energy Co., 6.700%, 1/23/2025	$1,134,975
10,845,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	10,887,404
3,855,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	3,838,963
945,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	945,000

		214,855,331

	Industrial Other – 0.1%
6,880,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	7,275,600

	Life Insurance – 0.8%
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(e)	16,670,040
1,225,000	Genworth Holdings, Inc., 2.908%, 11/15/2066(h)	563,500
3,230,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	2,632,450
27,200,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	22,440,000
10,990,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	8,792,000
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(e)	29,830,900
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(e)	9,940,778

		90,869,668

	Local Authorities – 1.3%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	73,429,819
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	62,421,629

		135,851,448

	Media Entertainment – 1.3%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,997,223
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	47,545,000
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	24,526,950
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,449,250
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,802,625
27,185,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	25,621,862
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,346,738
283,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	284,415

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$ 5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	$6,102,750

		136,676,813

	Metals & Mining – 2.1%
8,202,122	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(i)(j)	3,281
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	2,147,500
25,271,000	ArcelorMittal, 7.750%, 3/01/2041	26,913,615
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	31,539,112
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	9,150,165
23,112,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	24,036,480
26,350,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(e)(i)	2,108,000
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,130,275
14,645,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	15,578,619
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	55,462,500
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,173,750
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,227,582
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	10,107,637
4,835,000	United States Steel Corp., 6.875%, 4/01/2021	4,883,350
2,655,000	United States Steel Corp., 7.375%, 4/01/2020	2,847,488
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,966,280

		224,275,634

	Midstream – 0.2%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,728,348
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	535,300
3,350,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	3,391,875
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,424,403

		17,079,926

	Non-Agency Commercial Mortgage-Backed Securities – 1.3%
24,938,188	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.404%, 5/13/2031, 144A(b)(e)(h)	24,828,043
12,902,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR2, 2.904%, 5/13/2031, 144A(b)(e)(h)	12,938,431

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 8,622,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR3, 3.354%, 5/13/2031, 144A(b)(e)(h)	$8,698,894
16,080,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.454%, 5/13/2031, 144A(b)(e)(h)	15,711,671
35,060,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.793%, 8/10/2045(h)	34,632,941
12,123,010	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	9,020,589
29,883,891	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(e)	30,164,053

		135,994,622

	Oil Field Services – 1.8%
19,335,000	FTS International, Inc., 6.250%, 5/01/2022	15,951,375
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	5,767,200
17,482,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(e)(i)	3,059,350
40,403,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(e)(i)	7,070,525
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	16,914,200
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	11,238,700
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	602,910
1,548,586	Precision Drilling Corp., 6.625%, 11/15/2020	1,571,815
500,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	31,250
89,205,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	90,041,743
39,300,000	Transocean, Inc., 5.550%, 10/15/2022	34,485,750
1,320,000	Transocean, Inc., 6.800%, 3/15/2038	1,023,000

		187,757,818

	Packaging – 0.0%
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,700,738

	Paper – 0.4%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	20,491,069
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,402,428
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	11,422,915
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,416,227

		41,732,639

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.2%
$ 12,510,000	MBIA Insurance Corp., 12.140%, 1/15/2033, 144A(d)(h)	$5,754,600
3,000,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(f)	3,018,750
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(f)	13,938,600

		22,711,950

	Railroads – 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	1,046,328

	Restaurants – 0.0%
1,330,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	1,714,900

	Retailers – 0.9%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,772,279
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,738,245
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022	12,041,575
830,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	818,588
3,335,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,410,038
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	22,902,190
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,058,200
8,170,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	8,823,600
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,711,899
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,307,987
3,765,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	592,988
22,871,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	22,470,757

		99,648,346

	Sovereigns – 1.9%
206,715,000	Portugal Government International Bond, 5.125%, 10/15/2024	199,996,762

	Supermarkets – 2.0%
4,555,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	4,748,588
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	74,915,820
25,595,000	New Albertson’s, Inc., 7.750%, 6/15/2026	25,371,044

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$ 25,685,000	New Albertson’s, Inc., 8.000%, 5/01/2031	$24,593,387
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,844,075
16,482,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	14,751,390
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	34,925,800
23,400,000	SUPERVALU, Inc., 7.750%, 11/15/2022	23,604,750

		208,754,854

	Supranational – 0.2%
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,527,966

	Technology – 1.5%
4,537,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	4,707,138
44,160,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	46,036,800
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	36,440,587
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	59,642,200
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	15,847,629
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,653,668
165,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	202,439

		165,530,461

	Transportation Services – 0.1%
10,503,000	APL Ltd., 8.000%, 1/15/2024(b)(e)	6,787,564
1,863,683	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(k)	1,905,616
2,122,894	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(c)(k)	2,165,352

		10,858,532

	Treasuries – 20.5%
312,000,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	230,329,036
29,490,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	22,148,085
80,645,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	61,493,577
6,710,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	6,922,019
1,010,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(g)	846,297
1,100,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(g)	742,585

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(g)	$2,670,785
4,455,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(g)	2,930,973
5,820,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(g)	3,808,211
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(g)	2,627,449
4,680,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(g)	3,056,508
5,970,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(g)	3,910,621
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(g)	2,625,184
1,605,660,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	10,608,825
4,496,156,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	28,729,902
10,000,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	42,802,845
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	46,712,893
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	20,464,229
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	37,159,721
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	136,228,455
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	15,572,302
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	121,138,815
252,700,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	185,736,001
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	138,330,478
458,725,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	59,156,712
836,485,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	98,179,113
658,049,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	82,940,990
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	43,780,917
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	15,915,609
275,000,000		U.S. Treasury Note, 0.500%, 7/31/2017	274,720,600
250,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	248,310,500
250,000,000		U.S. Treasury Note, 1.000%, 11/30/2018	249,199,250

			2,199,799,487

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 1.0%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	$12,809,249
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	5,689,332
49,955,000	Sprint Capital Corp., 6.875%, 11/15/2028	49,330,562
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,886,000
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	21,209,890
8,200,000	Sprint Corp., 7.125%, 6/15/2024	8,446,000
4,727,000	Sprint Corp., 7.250%, 9/15/2021	5,022,438

		109,393,471

	Wirelines – 4.2%
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,046,054
7,545,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	6,789,460
64,380,000	CenturyLink, Inc., 6.450%, 6/15/2021	67,759,950
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	669,375
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,706,050
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,586,963
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	8,118,650
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	341,250
3,620,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	3,828,150
10,703,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	10,622,728
5,330,000	Embarq Corp., 7.995%, 6/01/2036	4,996,875
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	15,875,362
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	15,869,437
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	31,723,040
25,745,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	26,452,987
4,667,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(i)	1,475,939
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(i)	5,243,831
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(i)	9,629,778
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	38,532,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$12,899,205
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	29,479,450
26,401,000	Qwest Corp., 6.875%, 9/15/2033	25,207,965
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	36,233,175
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	21,625,975
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	23,776,528
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	15,099,573
14,776,000	Verizon Communications, Inc., 2.450%, 11/01/2022	14,272,257
1,225,000	Windstream Services LLC, 7.500%, 6/01/2022	1,200,500
3,760,000	Windstream Services LLC, 7.500%, 4/01/2023	3,619,000

		444,681,957

	Total Non-Convertible Bonds (Identified Cost $8,328,457,160)	7,600,979,875

Convertible Bonds – 6.5%
	Building Materials – 0.3%
9,592,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	8,932,550
19,486,000	KB Home, 1.375%, 2/01/2019	18,962,314

		27,894,864

	Cable Satellite – 1.4%
133,515,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	151,956,759

	Chemicals – 0.1%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	5,152,547

	Diversified Manufacturing – 0.1%
4,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	6,047,605

	Healthcare – 0.0%
4,930,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	4,729,719

	Leisure – 0.3%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	28,051,270

	Metals & Mining – 0.0%
1,615,000	TimkenSteel Corp., 6.000%, 6/01/2021	2,348,816

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Midstream – 0.7%
$ 63,121,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	$62,016,382
5,856,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	5,877,960
2,315,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	2,505,988
1,000,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	877,500

		71,277,830

	Pharmaceuticals – 0.0%
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,939,453

	Property & Casualty Insurance – 0.5%
44,291,000	Old Republic International Corp., 3.750%, 3/15/2018	55,419,114

	Technology – 3.1%
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	9,704,241
139,146,000	Intel Corp., 3.250%, 8/01/2039	245,331,791
5,306,120	Liberty Interactive LLC, 3.500%, 1/15/2031	4,976,961
12,820,000	Nuance Communications, Inc., 1.000%, 12/15/2035	11,611,843
39,460,000	Nuance Communications, Inc., 1.500%, 11/01/2035	38,251,537
10,415,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	11,000,844
11,570,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	11,960,487

		332,837,704

	Total Convertible Bonds (Identified Cost $543,174,812)	687,655,681

Municipals – 1.4%
	District of Columbia – 0.1%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,118,306

	Illinois – 0.1%
17,570,000	State of Illinois, 5.100%, 6/01/2033	15,528,717

	Michigan – 0.1%
12,040,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	11,084,626

	Puerto Rico – 0.4%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(i)	42,972,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Virginia – 0.7%
$ 97,200,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	$77,411,052

	Total Municipals (Identified Cost $180,448,486)	152,115,451

	Total Bonds and Notes (Identified Cost $9,052,080,458)	8,440,751,007

Loan Participations – 0.1%
	ABS Other – 0.1%
12,879,163	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (b)(e)(h) (Identified Cost $12,975,757)	12,621,580

Senior Loans – 2.1%
	Automotive – 0.3%
21,914,997	IBC Capital Ltd., 1st Lien Term Loan, 4.985%, 9/09/2021(h)	21,641,059
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(h)	5,561,496

		27,202,555

	Chemicals – 0.4%
1,023,191	Ascend Performance Materials Operations LLC, Term Loan B, 6.500%, 8/12/2022(h)	1,029,586
4,800,945	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(h)	4,827,351
6,147,386	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 8.750%, 8/01/2022(h)	6,130,112
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(h)	31,198,225

		43,185,274

	Construction Machinery – 0.3%
43,668,067	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(h)	34,497,773

	Consumer Cyclical Services – 0.5%
29,041,018	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(h)	26,064,314
43,000,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(h)	27,874,750

		53,939,064

	Diversified Manufacturing – 0.1%
9,830,009	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(h)	5,087,030

	Financial Other – 0.1%
12,912,800	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(h)	11,750,648

	Industrial Other – 0.1%
4,699,393	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(h)	4,708,228

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Media Entertainment – 0.0%
$ 1,950,549	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(h)	$1,943,234

	Natural Gas – 0.0%
1,390,141	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(h)	1,054,186

	Oil Field Services – 0.1%
2,618,182	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(h)	2,129,446
5,413,154	Paragon Offshore Finance Co., Term Loan B, 5.500%, 7/18/2021(b)(e)(h)(i)	1,984,841
2,910,439	Petroleum Geo-Services ASA, New Term Loan B, 3.498%, 3/19/2021(h)	2,337,257
2,760,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(h)	1,927,807

		8,379,351

	Other Utility – 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(h)	1,291,510

	Retailers – 0.0%
2,703,454	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(h)	2,631,353

	Technology – 0.1%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(h)	8,105,041

	Transportation Services – 0.0%
3,495,979	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(h)	3,404,209

	Wirelines – 0.1%
14,998,206	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(h)	14,970,159

	Total Senior Loans (Identified Cost $266,764,142)	222,149,615

Shares
Common Stocks – 13.1%
	Diversified Telecommunication Services – 1.2%
232,155	Hawaiian Telcom Holdco, Inc.(d)	5,752,801
119,794	Level 3 Communications, Inc.(d)	6,751,590
2,511,895	Telecom Italia SpA, Sponsored ADR	18,311,714
10,974,105	Telefonica S.A., Sponsored ADR	100,961,766

		131,777,871

	Energy Equipment & Services – 0.0%
220,216	Hercules Offshore, Inc.(d)	—

	Household Durables – 0.1%
56,461	KB Home	892,648

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
156,636	Lennar Corp., Class A	$6,724,384

		7,617,032

	Internet Software & Services – 0.0%
303,043	Dex Media, Inc.(c)(d)	727,303

	Metals & Mining – 0.5%
7,117,734	ArcelorMittal, (Registered)(d)	51,959,458

	Oil, Gas & Consumable Fuels – 0.7%
846,398	Chesapeake Energy Corp.(d)	5,941,714
37,937	Halcon Resources Corp.(d)	354,332
47,245	Pacific Exploration and Production Corp.(d)	2,066,584
4,610,004	Repsol S.A., Sponsored ADR	65,001,056
257,805	Rex Energy Corp.(d)	121,478
1,514	Southcross Holdings Group LLC(c)(d)	—
1,514	Southcross Holdings LP, Class A(c)(d)	537,470

		74,022,634

	Pharmaceuticals – 4.6%
8,514,190	Bristol-Myers Squibb Co.	497,569,264

	REITs - Diversified – 0.1%
68,842	NexPoint Residential Trust, Inc.	1,537,930
452,307	Weyerhaeuser Co.	13,609,918

		15,147,848

	Semiconductors & Semiconductor Equipment – 5.9%
17,300,541	Intel Corp.	627,490,622

	Total Common Stocks (Identified Cost $1,121,024,988)	1,406,312,032

Preferred Stocks – 1.8%
Convertible Preferred Stocks – 1.4%
	Banking – 0.3%
19,062	Bank of America Corp., Series L, 7.250%	22,241,542
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,154,270

		32,395,812

	Communications – 0.0%
10,483	Cincinnati Bell, Inc., 6.750%	511,151

	Electric – 0.2%
374,193	AES Trust III, 6.750%	18,859,327

	Energy – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	12,030,046

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Midstream – 0.6%
172,972	Chesapeake Energy Corp., 4.500%(d)	$8,017,252
231,033	Chesapeake Energy Corp., 5.000%(d)	10,738,414
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A(d)	17,866,774
43,178	Chesapeake Energy Corp., 5.750%, 144A(d)	24,125,707
6,017	Chesapeake Energy Corp., 5.750%(d)	3,361,999

		64,110,146

	REITs - Health Care – 0.1%
116,700	Welltower, Inc., 6.500%	7,023,006

	REITs - Hotels – 0.0%
167,167	FelCor Lodging Trust, Inc., Series A, 1.950%	4,164,130

	REITs - Mortgage – 0.0%
38,767	iStar, Inc., Series J, 4.500%	2,015,884

	Technology – 0.1%
69,655	Belden, Inc., 6.750%	7,360,444

	Total Convertible Preferred Stocks (Identified Cost $175,880,702)	148,469,946

Non-Convertible Preferred Stocks – 0.4%
	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	40,725

	Finance Companies – 0.1%
39,200	iStar, Inc., Series E, 7.875%	950,600
39,300	iStar, Inc., Series F, 7.800%	958,134
10,425	iStar, Inc., Series G, 7.650%	250,200
101,175	SLM Corp., Series A, 6.970%	5,180,160

		7,339,094

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(d)	1,503,536

	Metals & Mining – 0.2%
906,807	Arconic, Inc., 5.375%	27,340,231

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	REITs - Office Property – 0.0%
1,596	Highwoods Realty LP, Series A, 8.625%	$1,875,300

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	7,149,445

	Total Non-Convertible Preferred Stocks (Identified Cost $56,449,808)	45,248,331

	Total Preferred Stocks (Identified Cost $232,330,510)	193,718,277

Closed-End Investment Companies – 0.0%
170,282	NexPoint Credit Strategies Fund (Identified Cost $10,230,310)	3,877,321

Warrants – 0.0%
72,104	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(d) (Identified Cost $0)	165,839

Principal Amount (‡)
Short-Term Investments – 2.7%
$ 1,918,100	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2016 at 0.000% to be repurchased at $1,918,100 on 1/03/2017 collateralized by $1,934,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $1,956,492 including accrued interest(l)	1,918,100
231,439,204	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $231,439,977 on 1/03/2017 collateralized by $242,765,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $236,074,153; including accrued interest(l)	231,439,204
50,000,000	U.S. Treasury Bills, 0.642%, 06/22/2017(m)	49,853,750

	Total Short-Term Investments (Identified Cost $283,204,057)	283,211,054

	Total Investments – 98.7% (Identified Cost $10,978,610,222)(a)	10,562,806,725
	Other assets less liabilities – 1.3%	142,073,433

	Net Assets – 100.0%	$10,704,880,158

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$260,920,142	2.4%	$35,268,701	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $11,022,052,891 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,001,201,458
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,460,447,624)

Net unrealized depreciation	$(459,246,166)

(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $35,268,701 or 0.3% of net assets.
(d)	Non-income producing security.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $260,920,142 or 2.4% of net assets.
(f)	Perpetual bond with no specified maturity date.
(g)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(h)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	Maturity has been extended under the terms of a plan of reorganization.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $1,876,161,095 or 17.5% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Strategic Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$10,800,138	$15,698,569	(a)	$26,498,707
Airlines	—	307,458,674	3,561,033	(b)	311,019,707
Chemicals	—	353,169,911	14,231,110	(c)	367,401,021
Finance Companies	2,433,194	467,364,154	—		469,797,348
Metals & Mining	—	224,272,353	3,281	(c)	224,275,634
Transportation Services	—	6,787,564	4,070,968	(c)	10,858,532
All Other Non-Convertible Bonds*	—	6,191,128,926	—		6,191,128,926

Total Non-Convertible Bonds	2,433,194	7,560,981,720	37,564,961		7,600,979,875

Convertible Bonds*	—	687,655,681	—		687,655,681
Municipals*	—	152,115,451	—		152,115,451

Total Bonds and Notes	2,433,194	8,400,752,852	37,564,961		8,440,751,007

Loan Participations*			12,621,580	(b)	12,621,580
Senior Loans*		222,149,615	—		222,149,615
Common Stocks
Internet Software & Services	—	—	727,303	(c)	727,303
Oil, Gas & Consumable Fuels	73,485,164	—	537,470	(c)	74,022,634
All Other Common Stocks*	1,331,562,095	—	—		1,331,562,095

Total Common Stocks	1,405,047,259	—	1,264,773		1,641,083,227

Preferred Stocks
Convertible Preferred Stocks
Midstream	8,017,252	45,354,480	10,738,414	(b)	64,110,146
REITs—Mortgage	—	2,015,884	—		2,015,884
All Other Convertible Preferred Stocks*	82,343,916	—	—		82,343,916

Total Convertible Preferred Stocks	90,361,168	47,370,364	10,738,414		148,469,946

Non-Convertible Preferred Stocks
Electric	—	40,725	—		40,725
REITs—Office Property	—	1,875,300	—		1,875,300
REITs—Warehouse/Industrials	—	7,149,445	—		7,149,445
All Other Non-Convertible Preferred Stocks*	36,182,861	—	—		36,182,861

Total Non-Convertible Preferred Stocks	36,182,861	9,065,470	—		45,248,331

Total Preferred Stocks	126,544,029	56,435,834	10,738,414		193,718,277

Closed-End Investment Companies	3,877,321	—	—		3,877,321
Warrants	165,839	—	—		165,839
Short-Term Investments	—	283,211,054	—		283,211,054

Total	$1,538,067,642	$8,962,549,355	$62,189,728		$10,562,806,725

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$15,268,979	$—	$—	$(10,794)	$440,384	$—	$—	$—	$15,698,569	$(10,794)
Airlines	138,786	—	—	(5,164)	—	(292,009)	3,857,273	(137,853)	3,561,033	(5,164)
Chemicals	12,834,270	82,348	—	1,314,492	—	—	—	—	14,231,110	1,314,492
Metals & Mining	3,281	13,375	—	(13,375)	—	—	—	—	3,281	(13,375)
Transportation Services	10,567,554	17,723	1,201,973	(1,184,474)	—	(6,531,808)	—	—	4,070,968	(1,184,474)
Loan Participations
ABS Other	12,813,862		(604)	(111,183)	—	(80,495)	—	—	12,621,580	(112,693)
Senior Loans
Wirelines	14,173,305							(14,173,305)
Common Stocks
Internet Software & Services	602,449	—	—	124,854	—	—	—	—	727,303	124,854
Oil, Gas & Consumable Fuels	545,040	—	—	(7,570)	—	—	—	—	537,470	(7,570)
Preferred Stocks
Convertible
Preferred Stocks
Midstream	—	—	—	832,874	—	—	9,905,540	—	10,738,414	832,874
Warrants	112,975	—	—	—	—	—	—	(112,975)	—	—

Total	$67,060,501	$113,446	$1,201,369	$939,660	$440,384	$(6,904,312)	$13,762,813	$(14,424,133)	$62,189,728	$938,150

Debt securities valued at $13,762,813 were transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $14,311,158 were transferred from Level 3 to Level 2 during the period ended December 31, 2016. At September 30, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for these securities. At December 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Warrants valued at $112,975 were transferred from Level 3 to Level 1 during the period ended December 31, 2016. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	20.5%
Semiconductors & Semiconductor Equipment	5.9
Banking	5.7
Technology	4.8
Pharmaceuticals	4.6
Finance Companies	4.5
Wirelines	4.3
Chemicals	3.9
Airlines	2.9
Metals & Mining	2.8

Healthcare	2.8
Cable Satellite	2.7
Independent Energy	2.0
Supermarkets	2.0
Other Investments, less than 2% each	26.6
Short-Term Investments	2.7

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure Summary at December 31, 2016 (Unaudited)

United States Dollar	77.6%
New Zealand Dollar	4.8
Canadian Dollar	4.6
Mexican Peso	4.1
Australian Dollar	3.5
Norwegian Krone	2.3
Other, less than 2% each	1.8

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 99.6% of Net Assets
	Aerospace & Defense – 3.6%
79,199	Northrop Grumman Corp.	$18,420,104
227,534	United Technologies Corp.	24,942,277

		43,362,381

	Automobiles – 1.0%
214,103	Harley-Davidson, Inc.	12,490,769

	Banks – 14.4%
1,501,473	Bank of America Corp.	33,182,553
388,596	Citigroup, Inc.	23,094,260
560,912	Fifth Third Bancorp	15,127,797
485,422	JPMorgan Chase & Co.	41,887,064
228,110	PNC Financial Services Group, Inc. (The)	26,679,746
636,709	Wells Fargo & Co.	35,089,033

		175,060,453

	Beverages – 1.4%
162,845	PepsiCo, Inc.	17,038,472

	Building Products – 1.2%
354,713	Johnson Controls International PLC	14,610,628

	Capital Markets – 2.3%
137,280	Ameriprise Financial, Inc.	15,229,843
161,818	State Street Corp.	12,576,495

		27,806,338

	Chemicals – 1.5%
245,016	E.I. du Pont de Nemours & Co.	17,984,175

	Communications Equipment – 3.1%
667,693	Cisco Systems, Inc.	20,177,682
175,574	Harris Corp.	17,991,068

		38,168,750

	Construction Materials – 1.2%
116,288	Vulcan Materials Co.	14,553,443

	Consumer Finance – 2.5%
168,733	American Express Co.	12,499,741
241,972	Discover Financial Services	17,443,761

		29,943,502

	Containers & Packaging – 1.3%
359,215	Sealed Air Corp.	16,286,808

	Diversified Telecommunication Services – 1.5%
331,723	Verizon Communications, Inc.	17,707,374

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – 2.9%
149,541	NextEra Energy, Inc.	$17,864,168
288,009	PG&E Corp.	17,502,307

		35,366,475

	Electrical Equipment – 1.2%
222,366	Eaton Corp. PLC	14,918,535

	Energy Equipment & Services – 2.9%
145,345	Baker Hughes, Inc.	9,443,064
485,097	Halliburton Co.	26,238,897

		35,681,961

	Food & Staples Retailing – 1.3%
207,135	CVS Health Corp.	16,345,023

	Food Products – 1.5%
405,610	Mondelez International, Inc., Class A	17,980,691

	Health Care Equipment & Supplies – 2.5%
289,232	Abbott Laboratories	11,109,401
268,798	Medtronic PLC	19,146,482

		30,255,883

	Health Care Providers & Services – 3.4%
70,666	Aetna, Inc.	8,763,291
47,549	Humana, Inc.	9,701,422
140,124	UnitedHealth Group, Inc.	22,425,445

		40,890,158

	Household Durables – 1.2%
320,362	Newell Brands, Inc.	14,304,163

	Industrial Conglomerates – 1.6%
162,269	Honeywell International, Inc.	18,798,864

	Insurance – 7.3%
333,180	American International Group, Inc.	21,759,986
424,839	FNF Group	14,427,532
354,010	MetLife, Inc.	19,077,599
146,840	Travelers Cos., Inc. (The)	17,976,153
354,317	Unum Group	15,565,146

		88,806,416

	Internet & Direct Marketing Retail – 1.0%
611,322	Liberty Interactive Corp./QVC Group, Class A(b)	12,214,214

	IT Services – 1.4%
72,052	Alliance Data Systems Corp.	16,463,882

	Machinery – 1.2%
261,722	Pentair PLC	14,674,753

	Media – 2.1%
375,827	Comcast Corp., Class A	25,950,854

Shares	Description	Value (†)
Common Stocks – continued
	Multiline Retail – 1.2%
196,062	Dollar General Corp.	$14,522,312

	Oil, Gas & Consumable Fuels – 7.5%
294,112	Anadarko Petroleum Corp.	20,508,430
229,406	Chevron Corp.	27,001,086
263,991	Hess Corp.	16,443,999
285,262	Marathon Petroleum Corp.	14,362,942
234,447	Royal Dutch Shell PLC, Sponsored ADR	12,749,228

		91,065,685

	Pharmaceuticals – 7.5%
75,868	Allergan PLC	15,933,039
180,795	Eli Lilly & Co.	13,297,472
368,828	Merck & Co., Inc.	21,712,904
747,702	Pfizer, Inc.	24,285,361
420,319	Teva Pharmaceutical Industries Ltd., Sponsored ADR	15,236,564

		90,465,340

	Real Estate Management & Development – 1.1%
405,718	CBRE Group, Inc., Class A(b)	12,776,060

	REITs - Diversified – 1.8%
249,786	Outfront Media, Inc.	6,212,178
510,015	Weyerhaeuser Co.	15,346,351

		21,558,529

	Road & Rail – 1.4%
162,432	Norfolk Southern Corp.	17,554,026

	Semiconductors & Semiconductor Equipment – 1.5%
274,757	QUALCOMM, Inc.	17,914,156

	Software – 5.0%
454,509	Microsoft Corp.	28,243,189
497,034	Oracle Corp.	19,110,957
537,686	Symantec Corp.	12,845,319

		60,199,465

	Specialty Retail – 1.3%
95,348	Advance Auto Parts, Inc.	16,125,254

	Technology Hardware, Storage & Peripherals – 1.6%
167,257	Apple, Inc.	19,371,706

	Textiles, Apparel & Luxury Goods – 0.8%
111,949	Ralph Lauren Corp.	10,111,234

	Tobacco – 1.6%
209,889	Philip Morris International, Inc.	19,202,745

	Wireless Telecommunication Services – 0.8%
403,107	Vodafone Group PLC, Sponsored ADR	9,847,904

	Total Common Stocks (Identified Cost $919,532,936)	1,208,379,381

Description	Value (†)
Total Investments – 99.6% (Identified Cost $919,532,936)(a)	$1,208,379,381
Other assets less liabilities – 0.4%	4,523,266

Net Assets – 100.0%	$1,212,902,647

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2016, the net unrealized appreciation on investments based on a cost of $919,532,936 (excludes proceeds received from short sales $102,513) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$318,006,967
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(29,160,522)

Net unrealized appreciation	$288,846,445

(b)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,208,379,381	$—	$—	$1,208,379,381

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2016, there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2016 (Unaudited)

Banks	14.4%
Oil, Gas & Consumable Fuels	7.5
Pharmaceuticals	7.5
Insurance	7.3
Software	5.0
Aerospace & Defense	3.6
Health Care Providers & Services	3.4
Communications Equipment	3.1
Energy Equipment & Services	2.9
Electric Utilities	2.9
Health Care Equipment & Supplies	2.5
Consumer Finance	2.5
Capital Markets	2.3
Media	2.1
Other Investments, less than 2% each	32.6

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta

Name: David L. Giunta
Title: Chief Executive Officer
Date: February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name: David L. Giunta
Title: Chief Executive Officer
Date: February 22, 2017

By:	/s/ Michael C. Kardok

Name: Michael C. Kardok
Title: Treasurer
Date: February 22, 2017